UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments. – The schedule of investments are filed herewith.

EQUITY FUNDS

TCW Balanced Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Bonds (9.0% of Net Assets)
$70,000	U.S. Treasury Bond, 4.5%, due 02/15/36	$70,536
200,000	U.S. Treasury Bond, 5.25%, due 11/15/28	222,344
50,000	U.S. Treasury Bond, 8.125%, due 08/15/19	68,328

	Total U.S. Treasury Bonds	361,208

	U.S. Treasury Notes (25.3%)
350,000	U.S. Treasury Note, 2.375%, due 08/31/14	353,336
650,000	U.S. Treasury Note, 3.5%, due 02/15/18	658,125

	Total U.S. Treasury Notes	1,011,461

	Total Fixed Income Securities (Cost: $1,384,146) (34.3%)	1,372,669

Number of Shares	Common Stock
	Aerospace & Defense (1.5%)
1,540	Honeywell International, Inc.	59,506

	Capital Markets (1.8%)
780	Ameriprise Financial, Inc.	29,827
1,530	Morgan Stanley	40,974

	Total Capital Markets	70,801

	Commercial Services & Supplies (0.9%)
1,070	Waste Management, Inc.	34,293

	Communications Equipment (0.8%)
5,470	Motorola, Inc. (1)	33,641

	Computers & Peripherals (4.1%)
3,640	Dell, Inc. (1)	46,956
560	Hewlett-Packard Co.	26,359
730	International Business Machines Corp.	89,345

	Total Computers & Peripherals	162,660

	Consumer Finance (1.2%)
1,260	American Express Co.	47,452

	Diversified Consumer Services (0.7%)
1,290	H&R Block, Inc.	27,761

	Diversified Financial Services (2.3%)
2,350	JPMorgan Chase & Co.	91,509

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (3.2%)
2,770	AT&T, Inc.	$70,247
13,910	Qwest Communications International, Inc.	58,561

	Total Diversified Telecommunication Services	128,808

	Electric Utilities (1.5%)
1,750	American Electric Power Co., Inc.	60,637

	Electronic Equipment, Instruments and Components (2.8%)
6,915	Flextronics International, Ltd. (1)	43,841
2,807	Tyco Electronics, Ltd.	69,838

	Total Electronic Equipment, Instruments and Components	113,679

	Energy Equipment & Services (2.2%)
1,070	Baker Hughes, Inc.	48,450
1,050	Ensco International PLC (SP ADR)	40,981

	Total Energy Equipment & Services	89,431

	Food & Staples Retailing (0.9%)
1,070	CVS Caremark Corp.	34,636

	Food Products (3.4%)
2,050	Dean Foods Co. (1)	36,141
2,640	Kraft Foods, Inc. (1)	73,022
2,340	Sara Lee Corp.	28,408

	Total Food Products	137,571

	Health Care Equipment & Supplies (2.5%)
6,130	Boston Scientific Corp. (1)	52,902
3,000	Hologic, Inc. (1)	45,210

	Total Health Care Equipment & Supplies	98,112

	Health Care Providers & Services (1.0%)
7,540	Tenet Healthcare Corp. (1)	41,772

	Household Durables (1.1%)
2,897	Lennar Corp.	44,498

	Household Products (1.7%)
1,160	Kimberly-Clark Corp.	68,892

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Industrial Conglomerates (2.7%)
2,840	General Electric Co.	$45,667
1,737	Tyco International, Ltd. (1)	61,542

	Total Industrial Conglomerates	107,209

	Insurance (3.0%)
4,570	MBIA, Inc. (1)	22,530
1,940	Travelers Cos., Inc. (The)	98,300

	Total Insurance	120,830

	Internet Software & Services (0.9%)
2,530	Yahoo!, Inc. (1)	37,975

	Leisure Equipment & Products (1.4%)
2,820	Mattel, Inc.	55,610

	Media (2.7%)
3,480	Comcast Corp.	55,088
1,910	Time Warner, Inc.	52,430

	Total Media	107,518

	Metals & Mining (1.9%)
2,870	Alcoa, Inc.	36,535
920	United States Steel Corp.	40,876

	Total Metals & Mining	77,411

	Oil, Gas & Consumable Fuels (5.8%)
480	Anadarko Petroleum Corp.	30,614
1,000	Chevron Corp.	72,120
770	Devon Energy Corp.	51,521
1,530	Marathon Oil Corp.	45,609
1,650	Valero Energy Corp.	30,393

	Total Oil, Gas & Consumable Fuels	230,257

	Paper & Forest Products (1.3%)
2,140	MeadWestvaco Corp.	51,510

	Pharmaceuticals (4.8%)
1,970	Bristol-Myers Squibb Co.	47,989
4,200	Pfizer, Inc.	78,372
1,710	Watson Pharmaceuticals, Inc. (1)	65,613

	Total Pharmaceuticals	191,974

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (1.4%)
2,890	Intel Corp.	$56,066

	Software (0.7%)
1,310	CA, Inc.	28,872

	Specialty Retail (3.0%)
2,950	Gap, Inc. (The)	56,286
2,290	Home Depot, Inc. (The)	64,143

	Total Specialty Retail	120,429

	Total Common Stock (Cost: $3,020,994) (63.2%)	2,531,320

Principal Amount	Short-Term Investments
$93,720	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10, (collateralized by $100,000, U.S. Treasury Bill, 0.14%, due 07/08/10, valued at $99,940) (Total Amount to be Received Upon Repurchase $93,720)	93,720

	Total Short-Term Investments (Cost: $93,720) (2.3%)	93,720

	Total Investments (Cost: $4,498,860) (99.8%)	3,997,709
	Excess of Other Assets over Liabilities (0.2%)	7,660

	Net Assets (100.0%)	$4,005,369

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Balanced Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Capital Markets	1.8
Commercial Services & Supplies	0.9
Communications Equipment	0.8
Computers & Peripherals	4.1
Consumer Finance	1.2
Diversified Consumer Services	0.7
Diversified Financial Services	2.3
Diversified Telecommunication Services	3.2
Electric Utilities	1.5
Electronic Equipment, Instruments and Components	2.8
Energy Equipment & Services	2.2
Food & Staples Retailing	0.9
Food Products	3.4
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	1.0
Household Durables	1.1
Household Products	1.7
Industrial Conglomerates	2.7
Insurance	3.0
Internet Software & Services	0.9
Leisure Equipment & Products	1.4
Media	2.7
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	5.8
Paper & Forest Products	1.3
Pharmaceuticals	4.8
Semiconductors & Semiconductor Equipment	1.4
Software	0.7
Specialty Retail	3.0
U.S. Treasury Bonds	9.0
U.S. Treasury Notes	25.3
Short-Term Investments	2.3

Total	99.8%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.8% of Net Assets)
282,500	Honeywell International, Inc.	$10,915,800

	Capital Markets (3.6%)
183,240	Ameriprise Financial, Inc.	7,007,098
428,900	Blackstone Group, LP (The)	5,202,557
371,200	Morgan Stanley	9,940,736

	Total Capital Markets	22,150,391

	Chemicals (2.9%)
554,200	Du Pont (E.I.) de Nemours & Co.	18,072,462

	Commercial Services & Supplies (3.0%)
324,300	Avery Dennison Corp.	10,542,993
252,700	Waste Management, Inc.	8,099,035

	Total Commercial Services & Supplies	18,642,028

	Communications Equipment (1.3%)
1,330,600	Motorola, Inc. (1)	8,183,190

	Computers & Peripherals (5.1%)
422,000	Dell, Inc. (1)	5,443,800
126,600	Hewlett-Packard Co.	5,959,062
164,700	International Business Machines Corp.	20,157,633

	Total Computers & Peripherals	31,560,495

	Consumer Finance (1.1%)
179,800	American Express Co.	6,771,268

	Containers & Packaging (2.6%)
734,500	Packaging Corp. of America	16,188,380

	Diversified Consumer Services (1.1%)
311,200	H&R Block, Inc.	6,697,024

	Diversified Financial Services (3.5%)
562,400	JPMorgan Chase & Co.	21,899,856

	Diversified Telecommunication Services (6.1%)
575,300	AT&T, Inc.	14,589,608
3,374,000	Qwest Communications International, Inc.	14,204,540
859,154	Windstream Corp.	8,857,878

	Total Diversified Telecommunication Services	37,652,026

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.9%)
331,500	American Electric Power Co., Inc.	$11,486,475

	Electronic Equipment, Instruments & Components (2.6%)
655,700	Tyco Electronics, Ltd.	16,313,816

	Energy Equipment & Services (3.1%)
252,200	Baker Hughes, Inc.	11,419,616
201,700	Ensco International PLC (SP ADR)	7,872,351

	Total Energy Equipment & Services	19,291,967

	Food & Staples Retailing (1.3%)
255,000	CVS Caremark Corp.	8,254,350

	Food Products (5.2%)
61,700	Kellogg Co.	3,357,714
637,200	Kraft Foods, Inc.	17,624,952
897,400	Sara Lee Corp.	10,894,436

	Total Food Products	31,877,102

	Health Care Equipment & Supplies (1.2%)
835,700	Boston Scientific Corp. (1)	7,212,091

	Health Care Providers & Services (0.9%)
1,016,385	Tenet Healthcare Corp. (1)	5,630,773

	Household Durables (1.8%)
704,071	Lennar Corp.	10,814,530

	Household Products (2.6%)
271,700	Kimberly-Clark Corp.	16,136,263

	Industrial Conglomerates (4.2%)
691,450	General Electric Co.	11,118,516
412,400	Tyco International, Ltd. (1)	14,611,332

	Total Industrial Conglomerates	25,729,848

	Insurance (3.8%)
658,000	MBIA, Inc. (1)	3,243,940
401,900	Travelers Cos., Inc. (The)	20,364,273

	Total Insurance	23,608,213

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Leisure Equipment & Products (2.1%)
672,400	Mattel, Inc.	$13,259,728

	Life Sciences Tools & Services (0.8%)
101,400	Thermo Fisher Scientific, Inc. (1)	4,679,610

	Media (4.3%)
642,750	Comcast Corp.	10,174,732
817,600	Regal Entertainment Group	12,075,952
159,066	Time Warner, Inc.	4,366,362

	Total Media	26,617,046

	Metals & Mining (3.0%)
697,400	Alcoa, Inc.	8,877,902
213,800	United States Steel Corp.	9,499,134

	Total Metals & Mining	18,377,036

	Oil, Gas & Consumable Fuels (9.3%)
106,700	Anadarko Petroleum Corp.	6,805,326
107,400	BP p.l.c. (SP ADR)	6,027,288
214,500	Chevron Corp.	15,469,740
164,400	Devon Energy Corp.	11,000,004
363,700	Marathon Oil Corp.	10,841,897
381,100	Valero Energy Corp.	7,019,862

	Total Oil, Gas & Consumable Fuels	57,164,117

	Paper & Forest Products (1.4%)
366,000	MeadWestvaco Corp.	8,809,620

	Pharmaceuticals (7.1%)
505,100	Bristol-Myers Squibb Co.	12,304,236
1,030,200	Pfizer, Inc.	19,223,532
318,700	Watson Pharmaceuticals, Inc. (1)	12,228,519

	Total Pharmaceuticals	43,756,287

	Real Estate Investment Trusts (REITs) (1.1%)
386,500	Annaly Capital Management, Inc.	6,717,370

	Road & Rail (0.5%)
69,300	CSX Corp.	2,970,198

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (2.6%)
134,200	Analog Devices, Inc.	$3,618,032
646,000	Intel Corp.	12,532,400

	Total Semiconductors & Semiconductor Equipment	16,150,432

	Software (1.1%)
306,400	CA, Inc.	6,753,056

	Specialty Retail (4.5%)
658,700	Gap, Inc. (The)	12,567,996
533,600	Home Depot, Inc. (The)	14,946,136

	Total Specialty Retail	27,514,132

	Thrifts & Mortgage Finance (1.4%)
570,100	New York Community Bancorp, Inc.	8,568,603

	Total Common Stock (Cost: $654,827,992) (99.9%)	616,425,583

Principal Amount	Short-Term Investments
$4,365,108	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $4,460,000, U.S. Treasury Bill, 0.14%, due 07/08/10, valued at $4,457,324) (Total Amount to be Received Upon Repurchase $4,365,111)	4,365,108

	Total Short-Term Investments (Cost: $4,365,108) (0.7%)	4,365,108

	Total Investments (Cost: $659,193,100) (100.6%)	620,790,691
	Liabilities in Excess of Other Assets (-0.6%)	(3,487,032)

	Net Assets (100.0%)	$617,303,659

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.8%
Capital Markets	3.6
Chemicals	2.9
Commercial Services & Supplies	3.0
Communications Equipment	1.3
Computers & Peripherals	5.1
Consumer Finance	1.1
Containers & Packaging	2.6
Diversified Consumer Services	1.1
Diversified Financial Services	3.5
Diversified Telecommunication Services	6.1
Electric Utilities	1.9
Electronic Equipment, Instruments and Components	2.6
Energy Equipment & Services	3.1
Food & Staples Retailing	1.3
Food Products	5.2
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	0.9
Household Durables	1.8
Household Products	2.6
Industrial Conglomerates	4.2
Insurance	3.8
Leisure Equipment & Products	2.1
Life Sciences Tools & Services	0.8
Media	4.3
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	9.3
Paper & Forest Products	1.4
Pharmaceuticals	7.1
Real Estate Investment Trusts (REITs)	1.1
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	2.6
Software	1.1
Specialty Retail	4.5
Thrifts & Mortgage Finance	1.4
Short-Term Investments	0.7

Total	100.6%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Equity Securities	Value
	Argentina (3.0% of Net Assets)
12,700	MetroGAS S.A., (SP ADR)(1)	$26,543
4,700	Pampa Energia S.A., (SP ADR)	53,251
4,620	Telecom Argentina S.A., (SP ADR)(1)	77,801
500	Tenaris S.A., (ADR)	22,000
4,227	Ternium S.A., (SP ADR)(1)	125,795

	Total Argentina (Cost: $330,980)	305,390

	Brazil (12.0%)
11,317	Banco Bradesco S.A., (ADR)	187,411
513	Companhia de Bebidas das Americas, Preferred Stock (ADR)	47,483
4,435	Fibria Celulose S.A., (SP ADR)(1)	81,072
11,716	Gerdau S.A., (SP ADR)	157,580
10,411	Itau Unibanco Holding S.A., Preferred Stock (ADR)	199,475
5,752	Lojas Americanas S.A., Preferred Stock	40,371
3,883	Net Servicios de Comunicacao S.A., Preferred Stock	44,907
5,881	Petroleo Brasileiro S.A., (SP ADR)	212,186
1,800	Usinas Siderurgicas de Minas Gerais S.A., Preferred Stock	47,363
8,224	Vale S.A., Preferred Stock (ADR)	185,698

	Total Brazil (Cost: $1,397,009)	1,203,546

	China (11.3%)
61,000	China CITIC Bank Corp., Ltd. - Class H	40,534
175,000	China Construction Bank Corp. - Class H	133,689
35,000	China Life Insurance Co., Ltd. - Class H	154,574
19,000	China Pacific Insurance Group Co., Ltd. - Class H (1)	70,724
19,500	China Shenhua Energy Co., Ltd. - Class H	82,122
78,000	China Unicom (Hong Kong), Ltd.	87,019
4,162	Ctrip.com International, Ltd. (ADR)(1)	130,229
61,000	Industrial and Commercial Bank of China, Ltd. - Class H	44,427
1,400	Mindray Medical International, Ltd. (ADR)	48,818
2,340	Shanda Interactive Entertainment, Ltd. (SP ADR)(1)	108,132
9,700	Tencent Holdings, Ltd.	179,701
4,300	VisionChina Media, Inc. (ADR)(1)	37,367
36,000	Want Want China Holdings, Ltd.	22,943

	Total China (Cost: $1,294,770)	1,140,279

	Hong Kong (3.9%)
12,000	China Overseas Land & Investment, Ltd.	21,373
24,000	China Resources Land, Ltd.	43,184

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Hong Kong (Continued)
82,000	CNOOC, Ltd.	$115,599
3,100	Esprit Holdings, Ltd.	21,838
6,000	Hengan International Group Co., Ltd.	40,111
39,000	Sands China, Ltd. (1)	55,155
58,000	Sino-Ocean Land Holdings, Ltd.	46,881
40,650	Wynn Macau, Ltd. (1)	51,729

	Total Hong Kong (Cost: $431,973)	395,870

	Hungary (Cost: $50,542) (0.5%)
1,780	OTP Bank PLC (1)	52,268

	India (3.6%)
1,351	ICICI Bank, Ltd. (SP ADR)	47,663
2,679	Infosys Technologies, Ltd. (SP ADR)	139,067
2,727	Reliance Industries, Ltd. (144A) (GDR)(2)	123,199
531	State Bank of India (GDR)(1)	47,399

	Total India (Cost: $377,888)	357,328

	Indonesia (2.3%)
63,500	Bank Rakyat Indonesia Tbk PT	51,485
103,500	Bumi Resources Tbk PT	27,029
124,000	Perusahaan Gas Negara PT	49,662
49,000	Telekomunikasi Indonesia Tbk PT	48,655
30,500	United Tractors Tbk PT	54,380

	Total Indonesia (Cost: $226,577)	231,211

	Iraq (Cost: $25,986) (0.3%)
27,407	DNO International ASA (1)	26,325

	Israel (Cost: $168,070) (1.7%)
3,004	Teva Pharmaceutical Industries, Ltd. (SP ADR)	170,387

	Kazakhstan (2.6%)
17,647	Halyk Savings Bank of Kazakhstan JSC, (Reg.S) (GDR)(1)	165,882
2,486	Kazkommertsbank, (Reg. S) (GDR)(1)	22,349
8,503	Kazkommertsbank, (Reg. S) (GDR)(1)	76,442

	Total Kazakhstan (Cost: $263,768)	264,673

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Mexico (6.1%)
3,704	America Movil, S.A.B. de C.V., Series L (ADR)	$161,680
12,490	Cemex S.A.B. de C.V., (SP ADR)	114,783
27,742	Corporacion GEO S.A.B. de C.V., Series B (1)	73,491
1,022	Fomento Economico Mexicano S.A.B. de C.V., (SP ADR)	43,087
63,818	Grupo Mexico S.A.B. de C.V., Series B	129,539
4,800	Grupo Televisa S.A., (SP ADR)	93,792

	Total Mexico (Cost: $700,450)	616,372

	Peru (Cost: $23,929) (0.2%)
700	Compania de Minas Buenaventura S.A., (ADR)	22,036

	Philippines (0.7%)
1,250	Globe Telecom, Inc.	24,535
900	Philippine Long Distance Telephone Co. (SP ADR)	50,373

	Total Philippines (Cost: $75,473)	74,908

	Poland (Cost: $100,728) (1.0%)
18,034	Telekomunikacja Polska S.A. (1)	99,542

	Russia (13.4%)
8,672	Alliance Oil Co., Ltd. (ADR)(1)	130,258
4,092	Gazprom OAO (SP ADR)(1)	100,704
4,075	Gazprom OAO (SP ADR)	98,812
450,000	IDGC Holding JSC (1)	58,657
3,165	Magnit OJSC, (Reg. S) (GDR)	47,950
8,185	Mining and Metallurgical Co. Norilsk Nickel/GMK Norilsk Nickel (ADR)(1)	125,860
1,500	Mobile TeleSystems OJSC (SP ADR)	71,670
4,095	Novorossiysk Sea Trade Port, (Reg. S) (GDR)(1)	47,092
17,921	Rosneft Oil Co. (GDR)	137,831
46,709	Sberbank/Savings Bank of the Russian Federation	132,977
6,400	Vimpel-Communications (SP ADR)	116,096
1,190	Vsmpo-Avisma Corp.	95,200
26,652	VTB Bank OJSC, (Reg. S) (GDR)(1)	131,991
1,563	X5 Retail Group N.V., (Reg. S) (GDR)(1)	49,972

	Total Russia (Cost: $1,333,774)	1,345,070

	South Africa (5.0%)
10,060	Harmony Gold Mining Co., Ltd. (SP ADR)	92,250
3,808	Impala Platinum Holdings, Ltd.	97,563

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	South Africa (Continued)
4,389	Naspers, Ltd. - N Shares	$154,708
10,918	Standard Bank Group, Ltd.	154,716

	Total South Africa (Cost: $528,710)	499,237

	South Korea (13.3%)
3,100	Daegu Bank	39,499
1,825	Daum Communications Corp. (1)	110,268
8,070	Hynix Semiconductor, Inc. (1)	156,781
1,051	Hyundai Mobis (1)	133,154
500	Hyundai Motor Co.	48,280
2,160	KT Corp.	92,290
265	LG Chem, Ltd.	45,437
788	LG Electronics, Inc.	73,508
7,112	LG Telecom, Ltd.	54,936
255	Lotte Shopping Co., Ltd.	65,478
453	NHN Corp. (1)	67,212
284	POSCO	129,545
300	Samsung Electronics Co., Ltd.	201,573
1,330	Shinhan Financial Group Co., Ltd.	46,440
166	Shinsegae Co., Ltd.	74,907

	Total South Korea (Cost: $1,409,804)	1,339,308

	Taiwan (2.9%)
51,000	China Steel Corp.	51,684
22,000	Hon Hai Precision Industry Co., Ltd. (Foxconn)	91,674
2,000	MediaTek, Inc.	32,267
59,000	Taiwan Semiconductor Manufacturing Co., Ltd.	111,999

	Total Taiwan (Cost: $302,810)	287,624

	Thailand (2.4%)
21,300	Bangkok Bank Public Co., Ltd.	71,774
4,300	Banpu Public Co., Ltd. (NVDR)	67,835
19,500	Kasikornbank Public Co., Ltd. (NVDR)	48,196
13,300	PTT Exploration & Production Public Co., Ltd.	52,888

	Total Thailand (Cost: $256,793)	240,693

	Turkey (2.5%)
8,558	Ford Otomotiv Sanayi A.S.	60,036
16,800	Turk Telekomunikasyon A.S.	58,078

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Turkey (Continued)
7,310	Turkcell Iletisim Hizmetleri A.S.	$53,655
18,850	Turkiye Garanti Bankasi A.S.	79,059

	Total Turkey (Cost: $227,703)	250,828

	Total Equity Securities (Cost: $9,527,737) (88.7%)	8,922,895

Principal Amount	Short-Term Investments
$1,107,252	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $1,135,000, U.S. Treasury Bill, 0.14%, due 07/08/10 valued at $1,134,319) (Total Amount to be Received Upon Repurchase $1,107,253)	1,107,252

	Total Short-Term Investments (Cost: $1,107,252) (11.0%)	1,107,252

	Total Investments (Cost: $10,634,989) (99.7%)	10,030,147
	Excess of Other Assets over Liabilities (0.3%)	26,885

	Total Net Assets (100.0%)	$10,057,032

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR	-	Non-Voting Depositary Receipt.

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of these securities amounted to $123,199 or 1.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Advertising	0.4%
Automotive	2.4
Banking	17.7
Beverages, Food & Tobacco	2.4
Building Materials	1.2
Chemicals	0.5
Coal	1.5
Commercial Services	1.3
Computer & Data Processing Services	2.9
Computer Programming Services	2.5
Computer Related Services, nec	0.7
Electric Utilities	1.1
Electronics	5.5
Food Retailers	0.5
Forest Products & Paper	0.8
Heavy Machinery	1.4
Home Construction, Furnishings & Appliances	0.7
Insurance	2.2
Lodging	1.0
Media - Broadcasting & Publishing	2.8
Medical Supplies	0.5
Metals	11.8
Oil & Gas	11.1
Pharmaceuticals	2.1
Radio Telephone Communications	2.8
Real Estate	1.1
Retailers	2.2
Telephone Communications, exc. Radio	1.3
Telephone Systems	5.8
Transportation	0.5
Short-Term Investments	11.0

Total	99.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
55,040	Honeywell International, Inc.	$2,126,746

	Air Freight & Logistics (1.5%)
16,200	C.H. Robinson Worldwide, Inc.	917,406

	Biotechnology (2.8%)
32,015	Genzyme Corp. (1)	1,737,134

	Capital Markets (2.2%)
73,600	Charles Schwab Corp. (The)	1,346,144

	Chemicals (5.7%)
22,635	Air Products & Chemicals, Inc.	1,719,355
42,147	Ecolab, Inc.	1,850,253

	Total Chemicals	3,569,608

	Commercial Banks (3.3%)
71,792	Wells Fargo & Co.	2,041,047

	Communications Equipment (2.1%)
212,400	Motorola, Inc. (1)	1,306,260

	Computers & Peripherals (3.8%)
3,800	Apple, Inc. (1)	730,056
35,100	Hewlett-Packard Co.	1,652,157

	Total Computers & Peripherals	2,382,213

	Diversified Financial Services (7.5%)
122,600	Bank of America Corp.	1,861,068
72,433	JPMorgan Chase & Co.	2,820,541

	Total Diversified Financial Services	4,681,609

	Electrical Equipment (3.4%)
43,630	Rockwell Automation, Inc.	2,104,711

	Energy Equipment & Services (13.4%)
74,178	Halliburton Co.	2,166,739
33,945	Schlumberger, Ltd.	2,154,150
25,390	Transocean, Ltd. (1)	2,151,549
117,687	Weatherford International, Ltd. (1)	1,845,332

	Total Energy Equipment & Services	8,317,770

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Food & Staples Retailing (2.1%)
40,300	CVS Caremark Corp.	$1,304,511

	Health Care Equipment & Supplies (3.1%)
37,605	Covidien PLC	1,901,309

	Insurance (7.3%)
45,300	ACE, Ltd. (1)	2,231,931
47,670	Aflac, Inc.	2,308,658

	Total Insurance	4,540,589

	IT Services (3.1%)
7,575	MasterCard, Inc.	1,892,992

	Life Sciences Tools & Services (3.0%)
40,130	Thermo Fisher Scientific, Inc. (1)	1,852,000

	Machinery (4.7%)
13,090	Danaher Corp.	933,972
36,305	SPX Corp.	1,976,444

	Total Machinery	2,910,416

	Multiline Retail (2.8%)
34,985	Kohl’s Corp. (1)	1,762,194

	Oil, Gas & Consumable Fuels (9.5%)
14,885	Anadarko Petroleum Corp.	949,365
22,980	Apache Corp.	2,269,734
9,811	Exxon Mobil Corp.	632,123
26,214	Occidental Petroleum Corp.	2,053,605

	Total Oil, Gas & Consumable Fuels	5,904,827

	Pharmaceuticals (6.0%)
28,400	Allergan, Inc.	1,633,000
54,775	Merck & Co., Inc.	2,091,309

	Total Pharmaceuticals	3,724,309

	Road & Rail (2.4%)
24,600	Union Pacific Corp.	1,488,300

	Specialty Retail (3.6%)
50,625	Home Depot, Inc. (The)	1,418,006

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
21,125	TJX Cos., Inc. (The)	$802,961

	Total Specialty Retail	2,220,967

	Tobacco (2.4%)
33,394	Philip Morris International, Inc.	1,519,761

	Total Common Stock (Cost: $59,798,900) (99.1%)	61,552,823

Principal Amount	Short-Term Investments
$1,011,590	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $1,035,000 U.S. Treasury Bill, 0.14% due 07/08/10, valued at $1,034,379) (Total Amount to be Received Upon Repurchase $1,011,591)	1,011,590

	Total Short-Term Investments (Cost: $1,011,590) (1.6%)	1,011,590

	Total Investments (Cost: $60,810,490) (100.7%)	62,564,413
	Liabilities in Excess of Other Assets (-0.7%)	(418,060)

	Net Assets (100.0%)	$62,146,353

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Focused Equities Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Air Freight & Logistics	1.5
Biotechnology	2.8
Capital Markets	2.2
Chemicals	5.7
Commercial Banks	3.3
Communications Equipment	2.1
Computers & Peripherals	3.8
Diversified Financial Services	7.5
Electrical Equipment	3.4
Energy Equipment & Services	13.4
Food & Staples Retailing	2.1
Health Care Equipment & Supplies	3.1
IT Services	3.1
Insurance	7.3
Life Sciences Tools & Services	3.0
Machinery	4.7
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	9.5
Pharmaceuticals	6.0
Road & Rail	2.4
Specialty Retail	3.6
Tobacco	2.4
Short-Term Investments	1.6

Total	100.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.0% of Net Assets)
220	Honeywell International, Inc.	$8,501
85	Precision Castparts Corp.	8,946

	Total Aerospace & Defense	17,447

	Air Freight & Logistics (1.1%)
170	C.H. Robinson Worldwide, Inc.	9,627

	Beverages (1.4%)
140	Coca-Cola Co. (The)	7,595
106	Hansen Natural Corp. (1)	4,076

	Total Beverages	11,671

	Biotechnology (5.6%)
245	Amylin Pharmaceuticals, Inc. (1)	4,405
325	Arena Pharmaceuticals, Inc. (1)	1,014
390	Genzyme Corp. (1)	21,161
235	Gilead Sciences, Inc. (1)	11,343
200	Human Genome Sciences, Inc. (1)	5,294
190	InterMune, Inc. (1)	2,966
50	Medivation, Inc. (1)	1,665

	Total Biotechnology	47,848

	Capital Markets (1.4%)
99	Evercore Partners, Inc.	2,957
285	SEI Investments Co.	5,047
75	T. Rowe Price Group, Inc.	3,722

	Total Capital Markets	11,726

	Chemicals (4.3%)
140	Celanese Corp.	4,074
50	CF Industries Holdings, Inc.	4,643
125	Monsanto Co.	9,485
135	Nalco Holding Co.	3,183
50	Potash Corp. of Saskatchewan, Inc.	4,968
135	Praxair, Inc.	10,168

	Total Chemicals	36,521

	Commercial Banks (1.0%)
100	Signature Bank (1)	3,458

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Commercial Banks (Continued)
530	Wilshire Bancorp, Inc.	$4,881

	Total Commercial Banks	8,339

	Commercial Services & Supplies (1.2%)
128	Clean Harbors, Inc. (1)	7,329
230	KAR Auction Services, Inc. (1)	3,190

	Total Commercial Services & Supplies	10,519

	Communications Equipment (7.8%)
420	Cisco Systems, Inc. (1)	9,437
1,754	Infinera Corp. (1)	12,015
1,215	Motorola, Inc. (1)	7,472
585	Qualcomm, Inc.	22,926
235	Research In Motion, Ltd. (1)	14,796

	Total Communications Equipment	66,646

	Computers & Peripherals (4.5%)
471	3PAR, Inc. (1)	4,555
128	Apple, Inc. (1)	24,591
195	Hewlett-Packard Co.	9,179

	Total Computers & Peripherals	38,325

	Construction & Engineering (0.5%)
225	Quanta Services, Inc. (1)	4,100

	Consumer Finance (0.7%)
150	Capital One Financial Corp.	5,529

	Distributors (0.5%)
240	LKQ Corp. (1)	4,500

	Diversified Consumer Services (0.4%)
15	Strayer Education, Inc.	3,117

	Diversified Financial Services (1.2%)
65	IntercontinentalExchange, Inc. (1)	6,206
142	MSCI, Inc. (1)	4,198

	Total Diversified Financial Services	10,404

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electrical Equipment (2.3%)
20	Powell Industries, Inc. (1)	$584
400	Rockwell Automation, Inc.	19,296

	Total Electrical Equipment	19,880

	Electronic Equipment, Instruments & Components (0.6%)
82	Itron, Inc. (1)	5,046

	Energy Equipment & Services (4.2%)
220	Cameron International Corp. (1)	8,285
40	Core Laboratories N.V.	4,678
261	Oceaneering International, Inc. (1)	14,277
545	Weatherford International, Ltd. (1)	8,545

	Total Energy Equipment & Services	35,785

	Food & Staples Retailing (2.1%)
560	CVS Caremark Corp.	18,127

	Food Products (1.6%)
250	Kellogg Co.	13,605

	Health Care Equipment & Supplies (2.9%)
135	Baxter International, Inc.	7,775
466	Dexcom, Inc. (1)	4,222
257	MAKO Surgical Corp. (1)	2,950
110	Masimo Corp. (1)	3,054
135	Meridian Bioscience, Inc.	2,705
135	Thoratec Corp. (1)	3,827

	Total Health Care Equipment & Supplies	24,533

	Health Care Providers & Services (3.7%)
105	Catalyst Health Solutions, Inc. (1)	4,130
210	Express Scripts, Inc. (1)	17,610
160	Medco Health Solutions, Inc. (1)	9,837

	Total Health Care Providers & Services	31,577

	Hotels, Restaurants & Leisure (2.7%)
194	7 Days Group Holdings, Ltd. (ADR)(1)	2,346
319	California Pizza Kitchen, Inc. (1)	4,402
70	Ctrip.com International, Ltd. (ADR)(1)	2,190

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (Continued)
90	Starwood Hotels & Resorts Worldwide, Inc.	$2,999
330	Yum! Brands, Inc.	11,289

	Total Hotels, Restaurants & Leisure	23,226

	Household Products (1.4%)
200	Procter & Gamble Co. (The)	12,310

	Insurance (4.4%)
610	Aflac, Inc.	29,542
332	First Mercury Financial Corp. (1)	4,353
182	Tower Group, Inc.	4,022

	Total Insurance	37,917

	Internet Software & Services (4.1%)
205	Akamai Technologies, Inc. (1)	5,064
165	Digital River, Inc. (1)	4,146
44	Google, Inc. (1)	23,294
55	Mercadolibre, Inc. (1)	2,092

	Total Internet Software & Services	34,596

	IT Services (2.1%)
150	Accenture PLC	6,149
47	MasterCard, Inc.	11,745

	Total IT Services	17,894

	Life Sciences Tools & Services (1.7%)
295	Life Technologies Corp. (1)	14,664

	Machinery (4.8%)
226	Chart Industries, Inc. (1)	3,645
390	Cummins, Inc.	17,613
75	Flowserve Corp.	6,763
180	Illinois Tool Works, Inc.	7,846
210	Kennametal, Inc.	5,141

	Total Machinery	41,008

	Media (1.2%)
85	DreamWorks Animation SKG, Inc. (1)	3,310
800	Lions Gate Entertainment Corp. (1)	4,160

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Media (Continued)
3,415	Sirius XM Radio, Inc. (1)	$2,874

	Total Media	10,344

	Metals & Mining (0.9%)
225	Teck Resources, Ltd. - Class B (1)	7,385

	Multiline Retail (0.9%)
150	Kohl’s Corp. (1)	7,555

	Oil, Gas & Consumable Fuels (2.6%)
58	Contango Oil & Gas Co. (1)	2,827
365	Denbury Resources, Inc. (1)	4,946
12	Houston American Energy Corp.	94
155	Plains Exploration & Production Co. (1)	5,169
167	Swift Energy Co. (1)	4,185
107	Ultra Petroleum Corp. (1)	4,916

	Total Oil, Gas & Consumable Fuels	22,137

	Pharmaceuticals (2.9%)
200	Allergan, Inc.	11,500
276	Inspire Pharmaceuticals, Inc. (1)	1,521
295	Mylan, Inc. (1)	5,378
165	Salix Pharmaceuticals, Ltd. (1)	4,828
100	XenoPort, Inc. (1)	1,848

	Total Pharmaceuticals	25,075

	Real Estate Management & Development (0.4%)
403	China Real Estate Information Corp. (ADR)(1)	3,333

	Road & Rail (1.2%)
145	Kansas City Southern (1)	4,306
150	Ryder System, Inc.	5,460

	Total Road & Rail	9,766

	Semiconductors & Semiconductor Equipment (3.8%)
90	Aixtron AG (SP ADR)	2,668
775	Avago Technologies, Ltd. (1)	13,470
750	Cavium Networks, Inc. (1)	16,207

	Total Semiconductors & Semiconductor Equipment	32,345

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (5.7%)
100	ANSYS, Inc. (1)	$4,186
70	Concur Technologies, Inc. (1)	2,776
235	Electronic Arts, Inc. (1)	3,826
115	Longtop Financial Technologies, Ltd. (SP ADR)(1)	3,986
230	Nuance Communications, Inc. (1)	3,455
90	Rovi Corp. (1)	2,598
185	Salesforce.com, Inc. (1)	11,757
555	Take-Two Interactive Software, Inc. (1)	5,150
178	Ultimate Software Group, Inc. (The) (1)	5,322
125	VMware, Inc. (1)	5,676

	Total Software	48,732

	Specialty Retail (1.7%)
360	Guess?, Inc.	14,296

	Textiles, Apparel & Luxury Goods (1.1%)
115	Polo Ralph Lauren Corp.	9,430

	Thrifts & Mortgage Finance (0.6%)
360	Astoria Financial Corp.	4,752

	Tobacco (2.1%)
400	Philip Morris International, Inc.	18,204

	Wireless Telecommunication Services (2.2%)
295	American Tower Corp. (1)	12,523
200	NII Holdings, Inc. - Class B (1)	6,548

	Total Wireless Telecommunication Services	19,071

	Total Common Stock (Cost: $836,493) (99.5%)	848,912

Principal Amount	Short-Term Investments
$20,865	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $25,000, U.S. Treasury Bill, 0.14% due 07/08/10, valued at $24,985) (Total Amount to be Received Upon Repurchase $20,865)	20,865

	Total Short-Term Investments (Cost: $20,865) (2.4%)	20,865

See accompanying notes to Schedule of Investments.

Total Investments (Cost: $857,358) (101.9%)	869,777
Liabilities in Excess of Other Assets (-1.9%)	(16,189)

Net Assets (100.0%)	$853,588

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Air Freight & Logistics	1.1
Beverages	1.4
Biotechnology	5.6
Capital Markets	1.4
Chemicals	4.3
Commercial Banks	1.0
Commercial Services & Supplies	1.2
Communications Equipment	7.8
Computers & Peripherals	4.5
Construction & Engineering	0.5
Consumer Finance	0.7
Distributors	0.5
Diversified Consumer Services	0.4
Diversified Financial Services	1.2
Electrical Equipment	2.3
Electronic Equipment, Instruments and Components	0.6
Energy Equipment & Services	4.2
Food & Staples Retailing	2.1
Food Products	1.6
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	2.7
Household Products	1.4
IT Services	2.1
Insurance	4.4
Internet Software & Services	4.1
Life Sciences Tools & Services	1.7
Machinery	4.8
Media	1.2
Metals & Mining	0.9
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	2.6
Pharmaceuticals	2.9
Real Estate Management & Development	0.4
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	3.8
Software	5.7
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	0.6
Tobacco	2.1
Wireless Telecommunication Services	2.2
Short-Term Investments	2.4

Total	101.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
22,700	Aerovironment, Inc. (1)	$773,389
50,800	Spirit AeroSystems Holdings, Inc. (1)	1,089,660

	Total Aerospace & Defense	1,863,049

	Air Freight & Logistics (4.1%)
19,100	C.H. Robinson Worldwide, Inc.	1,081,633
31,300	Expeditors International of Washington, Inc.	1,067,330

	Total Air Freight & Logistics	2,148,963

	Beverages (2.2%)
29,738	Hansen Natural Corp. (1)	1,143,426

	Biotechnology (6.9%)
41,600	Amylin Pharmaceuticals, Inc. (1)	747,968
19,500	Genzyme Corp. (1)	1,058,070
37,800	Human Genome Sciences, Inc. (1)	1,000,566
20,100	InterMune, Inc. (1)	313,761
26,600	MannKind Corp. (1)	269,192
7,800	Medivation, Inc. (1)	259,662

	Total Biotechnology	3,649,219

	Chemicals (1.5%)
8,800	CF Industries Holdings, Inc.	817,168

	Commercial Banks (1.5%)
22,690	Signature Bank (1)	784,620

	Commercial Services & Supplies (2.2%)
20,300	Clean Harbors, Inc. (1)	1,162,378

	Construction & Engineering (1.6%)
46,400	Quanta Services, Inc. (1)	845,408

	Diversified Consumer Services (6.4%)
12,000	Capella Education Co. (1)	880,560
37,200	Education Management Corp. (1)	706,800
9,685	K12, Inc. (1)	193,603
7,600	Strayer Education, Inc.	1,579,128

	Total Diversified Consumer Services	3,360,091

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Diversified Financial Services (2.6%)
7,000	IntercontinentalExchange, Inc. (1)	$668,360
23,208	MSCI, Inc. (1)	686,028

	Total Diversified Financial Services	1,354,388

	Electrical Equipment (3.7%)
5,600	First Solar, Inc. (1)	634,480
27,100	Rockwell Automation, Inc.	1,307,304

	Total Electrical Equipment	1,941,784

	Energy Equipment & Services (8.7%)
10,800	Core Laboratories N.V.	1,263,060
25,700	National Oilwell Varco, Inc. (1)	1,051,130
22,900	Oceaneering International, Inc. (1)	1,252,630
34,800	Smith International, Inc.	1,055,136

	Total Energy Equipment & Services	4,621,956

	Health Care Equipment & Supplies (6.2%)
5,400	Intuitive Surgical, Inc. (1)	1,771,524
29,200	Masimo Corp. (1)	810,592
25,300	Thoratec Corp. (1)	717,255

	Total Health Care Equipment & Supplies	3,299,371

	Hotels, Restaurants & Leisure (1.8%)
13,600	Ctrip.com International, Ltd. (ADR)(1)	425,544
8,100	Wynn Resorts, Ltd. (1)	501,228

	Total Hotels, Restaurants & Leisure	926,772

	Insurance (2.0%)
21,700	ACE, Ltd. (1)	1,069,159

	Internet Software & Services (5.7%)
47,600	Akamai Technologies, Inc. (1)	1,175,720
1,900	Baidu.com, Inc. (SP ADR)(1)	782,249
26,100	Digital River, Inc. (1)	655,893
10,529	Mercadolibre, Inc. (1)	400,418

	Total Internet Software & Services	3,014,280

	IT Services (1.4%)
12,300	Alliance Data Systems Corp. (1)	731,358

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Machinery (4.7%)
22,700	Cummins, Inc.	$1,025,132
40,100	Kennametal, Inc.	981,648
13,100	Wabtec Corp.	502,123

	Total Machinery	2,508,903

	Media (1.0%)
14,300	DreamWorks Animation SKG, Inc. (1)	556,842

	Oil, Gas & Consumable Fuels (2.8%)
15,700	Contango Oil & Gas Co. (1)	765,375
15,700	Ultra Petroleum Corp. (1)	721,258

	Total Oil, Gas & Consumable Fuels	1,486,633

	Pharmaceuticals (2.6%)
58,300	Mylan, Inc. (1)	1,062,809
16,700	XenoPort, Inc. (1)	308,616

	Total Pharmaceuticals	1,371,425

	Professional Services (3.7%)
49,500	Resources Connection, Inc. (1)	884,070
39,300	Robert Half International, Inc.	1,057,956

	Total Professional Services	1,942,026

	Real Estate Management & Development (1.2%)
75,517	China Real Estate Information Corp. (ADR)(1)	624,526

	Semiconductors & Semiconductor Equipment (5.3%)
8,340	Aixtron AG (SP ADR)	247,198
64,500	Avago Technologies, Ltd. (1)	1,121,010
47,589	Cavium Networks, Inc. (1)	1,028,398
22,300	Marvell Technology Group, Ltd. (1)	388,689

	Total Semiconductors & Semiconductor Equipment	2,785,295

	Software (11.2%)
19,527	ANSYS, Inc. (1)	817,400
49,500	Electronic Arts, Inc. (1)	805,860
22,700	Longtop Financial Technologies, Ltd. (SP ADR)(1)	786,782
14,300	Perfect World Co., Ltd. - Class B (SP ADR)(1)	533,247
24,850	Salesforce.com, Inc. (1)	1,579,218

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (Continued)
30,196	VMware, Inc. (1)	$1,371,200

	Total Software	5,893,707

	Thrifts & Mortgage Finance (2.5%)
47,500	Northwest Bancshares, Inc.	556,225
48,500	People’s United Financial, Inc.	784,245

	Total Thrifts & Mortgage Finance	1,340,470

	Total Common Stock (Cost: $45,882,981) (97.0%)	51,243,217

Principal Amount	Short-Term Investments
$2,948,908	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10, (collateralized by $3,010,000, U.S. Treasury Bill, 0.14%, due 07/08/10, valued at $3,008,194) (Total Amount to be Received Upon Repurchase $2,948,910)	2,948,908

	Total Short-Term Investments (Cost: $2,948,908) (5.6%)	2,948,908

	Total Investments (Cost: $48,831,889) (102.6%)	54,192,125
	Liabilities in Excess of Other Assets (-2.6%)	(1,395,031)

	Net Assets (100.0%)	$52,797,094

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	4.1
Beverages	2.2
Biotechnology	6.9
Chemicals	1.5
Commercial Banks	1.5
Commercial Services & Supplies	2.2
Construction & Engineering	1.6
Diversified Consumer Services	6.4
Diversified Financial Services	2.6
Electrical Equipment	3.7
Energy Equipment & Services	8.7
Health Care Equipment & Supplies	6.2
Hotels, Restaurants & Leisure	1.8
IT Services	1.4
Insurance	2.0
Internet Software & Services	5.7
Machinery	4.7
Media	1.0
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	2.6
Professional Services	3.7
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	5.3
Software	11.2
Thrifts & Mortgage Finance	2.5
Short-Term Investments	5.6

Total	102.6%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.6% of Net Assets)
3,500	Precision Castparts Corp.	$368,375

	Beverages (2.0%)
8,300	Coca-Cola Co. (The)	450,275

	Biotechnology (3.4%)
8,650	Genzyme Corp. (1)	469,349
7,700	Vertex Pharmaceuticals, Inc. (1)	295,680

	Total Biotechnology	765,029

	Chemicals (5.5%)
4,475	Air Products & Chemicals, Inc.	339,921
6,675	Monsanto Co.	506,499
3,975	Potash Corp. of Saskatchewan, Inc.	394,916

	Total Chemicals	1,241,336

	Communications Equipment (9.4%)
26,700	Brocade Communications Systems, Inc. (1)	183,429
24,900	Cisco Systems, Inc. (1)	559,503
25,150	Motorola, Inc. (1)	154,673
23,050	Qualcomm, Inc.	903,329
5,075	Research In Motion, Ltd. (1)	319,522

	Total Communications Equipment	2,120,456

	Computers & Peripherals (5.8%)
6,775	Apple, Inc. (1)	1,301,613

	Consumer Finance (1.5%)
9,250	Capital One Financial Corp.	340,955

	Diversified Financial Services (1.8%)
4,275	IntercontinentalExchange, Inc. (1)	408,177

	Energy Equipment & Services (6.8%)
9,350	Cameron International Corp. (1)	352,121
11,620	FMC Technologies, Inc. (1)	617,835
35,850	Weatherford International, Ltd. (1)	562,128

	Total Energy Equipment & Services	1,532,084

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Food & Staples Retailing (1.8%)
12,275	CVS Caremark Corp.	$397,342

	Health Care Equipment & Supplies (2.6%)
1,500	Alcon, Inc.	233,565
6,200	Baxter International, Inc.	357,058

	Total Health Care Equipment & Supplies	590,623

	Health Care Providers & Services (9.8%)
15,775	Express Scripts, Inc. (1)	1,322,891
14,400	Medco Health Solutions, Inc. (1)	885,312

	Total Health Care Providers & Services	2,208,203

	Hotels, Restaurants & Leisure (1.0%)
3,500	Wynn Resorts, Ltd. (1)	216,580

	Industrial Conglomerates (1.1%)
12,100	Textron, Inc.	236,313

	Insurance (4.1%)
14,600	Aflac, Inc.	707,078
4,400	Prudential Financial, Inc.	219,956

	Total Insurance	927,034

	Internet Software & Services (5.7%)
2,425	Google, Inc. (1)	1,283,843

	IT Services (6.0%)
8,750	Accenture PLC	358,663
2,575	MasterCard, Inc.	643,492
4,100	Visa, Inc.	336,323

	Total IT Services	1,338,478

	Life Sciences Tools & Services (1.4%)
7,000	Thermo Fisher Scientific, Inc. (1)	323,050

	Machinery (6.2%)
7,750	Cummins, Inc.	349,990
4,185	Danaher Corp.	298,600
4,735	Flowserve Corp.	426,955
7,400	Illinois Tool Works, Inc.	322,566

	Total Machinery	1,398,111

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Metals & Mining (0.9%)
6,150	Teck Resources, Ltd. - Class B (1)	$201,843

	Multiline Retail (1.6%)
7,350	Kohl’s Corp. (1)	370,220

	Oil, Gas & Consumable Fuels (2.1%)
7,700	Denbury Resources, Inc. (1)	104,335
6,150	InterOil Corp. (1)	363,527

	Total Oil, Gas & Consumable Fuels	467,862

	Pharmaceuticals (2.8%)
8,850	Merck & Co., Inc.	337,893
5,200	Teva Pharmaceutical Industries, Ltd. (SP ADR)	294,944

	Total Pharmaceuticals	632,837

	Professional Services (1.5%)
12,900	Robert Half International, Inc.	347,268

	Road & Rail (1.3%)
9,450	J.B. Hunt Transport Services, Inc.	289,737

	Specialty Retail (2.6%)
9,800	Guess?, Inc.	389,158
9,315	Lowe’s Cos., Inc.	201,670

	Total Specialty Retail	590,828

	Tobacco (2.7%)
13,250	Philip Morris International, Inc.	603,007

	Wireless Telecommunication Services (5.8%)
19,250	American Tower Corp. (1)	817,163
14,580	NII Holdings, Inc. - Class B (1)	477,349

	Total Wireless Telecommunication Services	1,294,512

	Total Common Stock (Cost: $20,021,671) (98.8%)	22,245,991

Principal Amount	Short-Term Investments
$301,134	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $310,000, U.S. Treasury Bill, 0.14% due 07/08/10, valued at $309,814) (Total Amount to be Received Upon Repurchase $301,134)	301,134

	Total Short-Term Investments (Cost: $301,134) (1.4%)	301,134

See accompanying notes to Schedule of Investments.

Total Investments (Cost: $20,322,805) (100.2%)	22,547,125
Liabilities in Excess of Other Assets (-0.2%)	(34,255)

Net Assets (100.0%)	$22,512,870

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	1.6%
Beverages	2.0
Biotechnology	3.4
Chemicals	5.5
Communications Equipment	9.4
Computers & Peripherals	5.8
Consumer Finance	1.5
Diversified Financial Services	1.8
Energy Equipment & Services	6.8
Food & Staples Retailing	1.8
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	9.8
Hotels, Restaurants & Leisure	1.0
IT Services	6.0
Industrial Conglomerates	1.1
Insurance	4.1
Internet Software & Services	5.7
Life Sciences Tools & Services	1.4
Machinery	6.2
Metals & Mining	0.9
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	2.8
Professional Services	1.5
Road & Rail	1.3
Specialty Retail	2.6
Tobacco	2.7
Wireless Telecommunication Services	5.8
Short-Term Investments	1.4

Total	100.2%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
321,909	Honeywell International, Inc.	$12,438,564

	Capital Markets (2.7%)
159,900	Ameriprise Financial, Inc.	6,114,576
324,500	Morgan Stanley	8,690,110

	Total Capital Markets	14,804,686

	Commercial Services & Supplies (1.4%)
229,000	Waste Management, Inc.	7,339,450

	Communications Equipment (1.3%)
1,160,630	Motorola, Inc. (1)	7,137,874

	Computers & Peripherals (6.2%)
743,500	Dell, Inc. (1)	9,591,150
115,857	Hewlett-Packard Co.	5,453,389
150,300	International Business Machines Corp.	18,395,217

	Total Computers & Peripherals	33,439,756

	Consumer Finance (1.8%)
264,450	American Express Co.	9,959,187

	Diversified Consumer Services (1.1%)
272,450	H&R Block, Inc.	5,863,124

	Diversified Financial Services (3.6%)
493,118	JPMorgan Chase & Co.	19,202,015

	Diversified Telecommunication Services (5.0%)
580,400	AT&T, Inc.	14,718,944
2,904,400	Qwest Communications International, Inc.	12,227,524

	Total Diversified Telecommunication Services	26,946,468

	Electric Utilities (2.6%)
397,050	American Electric Power Co., Inc.	13,757,782

	Electronic Equipment, Instruments and Components (4.6%)
1,534,594	Flextronics International, Ltd. (1)	9,729,326
598,475	Tyco Electronics, Ltd.	14,890,058

	Total Electronic Equipment, Instruments and Components	24,619,384

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (3.2%)
231,000	Baker Hughes, Inc.	$10,459,680
177,000	Ensco International PLC (SP ADR)	6,908,310

	Total Energy Equipment & Services	17,367,990

	Food & Staples Retailing (1.4%)
236,900	CVS Caremark Corp.	7,668,453

	Food Products (5.5%)
442,200	Dean Foods Co. (1)	7,795,986
559,600	Kraft Foods, Inc.	15,478,536
538,100	Sara Lee Corp.	6,532,534

	Total Food Products	29,807,056

	Health Care Equipment & Supplies (3.8%)
1,265,400	Boston Scientific Corp. (1)	10,920,402
651,200	Hologic, Inc. (1)	9,813,584

	Total Health Care Equipment & Supplies	20,733,986

	Health Care Providers & Services (1.6%)
1,605,050	Tenet Healthcare Corp. (1)	8,891,977

	Household Durables (1.9%)
659,363	Lennar Corp.	10,127,816

	Household Products (2.7%)
240,950	Kimberly-Clark Corp.	14,310,020

	Industrial Conglomerates (4.2%)
616,900	General Electric Co.	9,919,752
353,925	Tyco International, Ltd. (1)	12,539,563

	Total Industrial Conglomerates	22,459,315

	Insurance (4.6%)
954,400	MBIA, Inc. (1)	4,705,192
396,600	Travelers Cos., Inc. (The)	20,095,722

	Total Insurance	24,800,914

	Internet Software & Services (1.3%)
483,300	Yahoo!, Inc. (1)	7,254,333

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Leisure Equipment & Products (2.4%)
645,000	Mattel, Inc.	$12,719,400

	Media (4.2%)
723,600	Comcast Corp.	11,454,588
401,216	Time Warner, Inc.	11,013,379

	Total Media	22,467,967

	Metals & Mining (3.0%)
609,800	Alcoa, Inc.	7,762,754
191,200	United States Steel Corp.	8,495,016

	Total Metals & Mining	16,257,770

	Oil, Gas & Consumable Fuels (8.9%)
94,600	Anadarko Petroleum Corp.	6,033,588
208,800	Chevron Corp.	15,058,656
154,700	Devon Energy Corp.	10,350,977
332,100	Marathon Oil Corp.	9,899,901
350,800	Valero Energy Corp.	6,461,736

	Total Oil, Gas & Consumable Fuels	47,804,858

	Paper & Forest Products (2.0%)
446,100	MeadWestvaco Corp.	10,737,627

	Pharmaceuticals (7.4%)
408,800	Bristol-Myers Squibb Co.	9,958,368
877,300	Pfizer, Inc.	16,370,418
349,900	Watson Pharmaceuticals, Inc. (1)	13,425,663

	Total Pharmaceuticals	39,754,449

	Semiconductors & Semiconductor Equipment (2.2%)
599,800	Intel Corp.	11,636,120

	Software (1.2%)
293,300	CA, Inc.	6,464,332

	Specialty Retail (4.5%)
603,320	Gap, Inc. (The)	11,511,346
461,500	Home Depot, Inc. (The)	12,926,615

	Total Specialty Retail	24,437,961

	Total Common Stock (Cost: $564,614,613) (98.6%)	531,210,634

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$9,699,067	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $9,900,000, U.S. Treasury Bill, 0.14% due 07/08/10, valued at $9,894,060) (Total Amount to be Received Upon Repurchase $9,699,075)	9,699,067

	Total Short-Term Investments (Cost: $9,699,067) (1.8%)	9,699,067

	Total Investments (Cost: $574,313,680) (100.4%)	540,909,701
	Liabilities in Excess of Other Assets (-0.4%)	(1,897,589)

	Net Assets (100.0%)	$539,012,112

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Capital Markets	2.7
Commercial Services & Supplies	1.4
Communications Equipment	1.3
Computers & Peripherals	6.2
Consumer Finance	1.8
Diversified Consumer Services	1.1
Diversified Financial Services	3.6
Diversified Telecommunication Services	5.0
Electric Utilities	2.6
Electronic Equipment, Instruments and Components	4.6
Energy Equipment & Services	3.2
Food & Staples Retailing	1.4
Food Products	5.5
Health Care Equipment & Supplies	3.8
Health Care Providers & Services	1.6
Household Durables	1.9
Household Products	2.7
Industrial Conglomerates	4.2
Insurance	4.6
Internet Software & Services	1.3
Leisure Equipment & Products	2.4
Media	4.2
Metals & Mining	3.0
Oil, Gas & Consumable Fuels	8.9
Paper & Forest Products	2.0
Pharmaceuticals	7.4
Semiconductors & Semiconductor Equipment	2.2
Software	1.2
Specialty Retail	4.5
Short-Term Investments	1.8

Total	100.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Airlines (0.8% of Net Assets)
6,800	Continental Airlines Inc. - Class B (1)	$125,052

	Auto Components (0.9%)
800	Autoliv, Inc.	34,248
1,350	BorgWarner, Inc. (1)	47,372
3,300	Tenneco, Inc. (1)	58,344

	Total Auto Components	139,964

	Biotechnology (1.1%)
51,000	Arena Pharmaceuticals, Inc. (1)	159,120

	Capital Markets (5.3%)
12,441	Apollo Investment Corp.	128,142
7,400	Cohen & Steers, Inc.	150,516
5,350	Lazard, Ltd.	206,189
6,300	Piper Jaffray Cos., Inc. (1)	306,054

	Total Capital Markets	790,901

	Chemicals (2.7%)
2,050	Albemarle Corp.	73,226
6,200	H. B. Fuller Co.	124,124
26,800	PolyOne Corp. (1)	199,660

	Total Chemicals	397,010

	Commercial Banks (1.3%)
13,250	TCF Financial Corp.	193,980

	Commercial Services & Supplies (1.5%)
5,250	Corrections Corp. of America (1)	98,227
5,550	Tetra Tech, Inc. (1)	125,652

	Total Commercial Services & Supplies	223,879

	Communications Equipment (0.7%)
15,050	Ixia (1)	111,671

	Computers & Peripherals (4.3%)
6,800	Avid Technology, Inc. (1)	85,884
34,700	Cray, Inc. (1)	163,784
79,800	Dot Hill Systems Corp. (1)	131,670
11,350	Intevac, Inc. (1)	161,510

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Computers & Peripherals (Continued)
11,750	Silicon Graphics International Corp. (1)	$94,118

	Total Computers & Peripherals	636,966

	Construction & Engineering (2.3%)
1,650	Jacobs Engineering Group, Inc. (1)	62,354
7,850	Orion Marine Group, Inc. (1)	148,600
4,200	Shaw Group, Inc. (1)	135,618

	Total Construction & Engineering	346,572

	Containers & Packaging (0.3%)
2,050	Packaging Corp. of America	45,182

	Diversified Consumer Services (0.7%)
4,500	H&R Block, Inc.	96,840

	Diversified Telecommunication Services (1.7%)
88,650	Cincinnati Bell, Inc. (1)	257,971

	Electrical Equipment (2.2%)
66,200	FuelCell Energy, Inc. (1)	186,684
11,050	GrafTech International, Ltd. (1)	138,788

	Total Electrical Equipment	325,472

	Electronic Equipment, Instruments and Components (1.7%)
6,700	Echelon Corp. (1)	56,883
31,231	Flextronics International, Ltd. (1)	198,005

	Total Electronic Equipment, Instruments and Components	254,888

	Energy Equipment & Services (3.7%)
21,100	Hercules Offshore, Inc. (1)	82,290
23,950	Key Energy Services, Inc. (1)	231,596
47,350	Newpark Resources, Inc. (1)	188,927
3,050	Patterson-UTI Energy, Inc.	46,848

	Total Energy Equipment & Services	549,661

	Food & Staples Retailing (0.2%)
1,550	SUPERVALU, Inc.	22,801

	Food Products (2.0%)
16,200	Hain Celestial Group, Inc. (The) (1)	259,038

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Food Products (Continued)
650	J.M. Smucker Co. (The)	$39,045

	Total Food Products	298,083

	Health Care Equipment & Supplies (3.8%)
550	HeartWare International, Inc. (1)	21,258
8,350	Invacare Corp.	209,084
13,700	Synovis Life Technologies, Inc. (1)	174,401
5,470	Thoratec Corp. (1)	155,074

	Total Health Care Equipment & Supplies	559,817

	Health Care Providers & Services (4.3%)
3,650	America Service Group, Inc.	56,137
3,750	Catalyst Health Solutions, Inc. (1)	147,487
14,500	Kindred Healthcare, Inc. (1)	245,195
7,340	PharMerica Corp. (1)	119,495
4,550	Triple-S Management Corp. - Class B (1)	75,485

	Total Health Care Providers & Services	643,799

	Health Care Technology (0.9%)
8,400	Eclipsys Corp. (1)	140,112

	Hotels, Restaurants & Leisure (2.0%)
14,900	California Pizza Kitchen, Inc. (1)	205,620
27,750	Luby’s, Inc. (1)	95,182

	Total Hotels, Restaurants & Leisure	300,802

	Household Durables (2.5%)
1,850	Harman International Industries, Inc.	65,768
5,200	KB Home	79,456
4,550	Lennar Corp.	69,888
4,655	Pulte Homes, Inc. (1)	48,971
5,850	Toll Brothers, Inc. (1)	108,049

	Total Household Durables	372,132

	Independent Power Producers & Energy Traders (0.7%)
60,650	Dynegy, Inc. (1)	98,253

	Insurance (7.1%)
7,400	American Financial Group, Inc.	183,594

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Insurance (Continued)
2,550	Assured Guaranty, Ltd.	$57,783
18,912	Donegal Group, Inc.	278,952
22,697	Hilltop Holdings, Inc. (1)	256,930
35,350	MBIA, Inc. (1)	174,276
2,200	Reinsurance Group of America, Inc.	107,184

	Total Insurance	1,058,719

	Internet Software & Services (0.3%)
2,050	Akamai Technologies, Inc. (1)	50,635

	IT Services (0.8%)
4,385	Unisys Corp. (1)	126,683

	Leisure Equipment & Products (0.6%)
8,720	Callaway Golf Co.	65,051
1,700	Pool Corp.	31,212

	Total Leisure Equipment & Products	96,263

	Life Sciences Tools & Services (2.0%)
32,100	Albany Molecular Research, Inc. (1)	304,629

	Machinery (6.1%)
7,750	AGCO Corp. (1)	239,552
24,350	Federal Signal Corp.	158,031
1,450	Gardner Denver, Inc. (1)	57,783
5,750	Terex Corp. (1)	112,413
8,900	Wabtec Corp.	341,137

	Total Machinery	908,916

	Marine (1.2%)
7,200	Eagle Bulk Shipping, Inc. (1)	36,000
4,350	Kirby Corp. (1)	141,114

	Total Marine	177,114

	Media (1.6%)
4,400	CBS Corp. - Class B	56,892
2,200	Interpublic Group of Cos., Inc. (The) (1)	14,212
10,700	Lions Gate Entertainment Corp. (1)	55,640

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Media (Continued)
25,885	Mediacom Communications Corp. (1)	$107,682

	Total Media	234,426

	Metals & Mining (2.2%)
3,650	Allegheny Technologies, Inc.	149,102
4,450	Commercial Metals Co.	61,143
2,600	United States Steel Corp.	115,518

	Total Metals & Mining	325,763

	Multi-Utilities (3.2%)
14,650	Avista Corp.	298,567
7,600	NorthWestern Corp.	185,820

	Total Multi-Utilities	484,387

	Oil, Gas & Consumable Fuels (2.9%)
8,385	EXCO Resources, Inc. (1)	147,073
6,350	SandRidge Energy, Inc. (1)	53,721
5,950	Tesoro Corp.	74,375
2,300	Whiting Petroleum Corp. (1)	153,088

	Total Oil, Gas & Consumable Fuels	428,257

	Paper & Forest Products (2.0%)
18,450	Buckeye Technologies, Inc. (1)	211,068
6,000	Glatfelter Co.	82,800

	Total Paper & Forest Products	293,868

	Pharmaceuticals (1.5%)
11,900	Mylan, Inc. (1)	216,937

	Professional Services (1.4%)
30,250	On Assignment, Inc. (1)	211,145

	Real Estate Investment Trusts (REITs) (2.4%)
2,150	Hatteras Financial Corp.	58,888
12,800	Medical Properties Trust, Inc.	128,128
11,750	Redwood Trust, Inc.	168,025

	Total Real Estate Investment Trusts (REITs)	355,041

	Real Estate Management & Development (0.8%)
1,300	FirstService Corp. (1)	25,207

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Real Estate Management & Development (Continued)
1,750	Jones Lang Lasalle, Inc.	$99,768

	Total Real Estate Management & Development	124,975

	Road & Rail (2.7%)
8,800	Con-way, Inc.	251,856
2,450	Saia, Inc. (1)	29,400
10,000	USA Truck, Inc. (1)	123,500

	Total Road & Rail	404,756

	Semiconductors & Semiconductor Equipment (7.7%)
29,474	Brooks Automation, Inc. (1)	245,813
18,400	Fairchild Semiconductor International, Inc. (1)	165,232
6,500	International Rectifier Corp. (1)	117,260
70,600	Lattice Semiconductor Corp. (1)	182,854
9,950	LSI Corp. (1)	49,651
70,300	Mattson Technology, Inc. (1)	231,990
7,200	Novellus Systems, Inc. (1)	150,480

	Total Semiconductors & Semiconductor Equipment	1,143,280

	Software (2.9%)
14,900	Cadence Design Systems, Inc. (1)	86,569
1,350	Electronic Arts, Inc. (1)	21,978
54,250	Novell, Inc. (1)	242,498
9,426	Take-Two Interactive Software, Inc. (1)	87,473

	Total Software	438,518

	Specialty Retail (1.4%)
12,900	AnnTaylor Stores Corp. (1)	162,024
2,650	GameStop Corp. (1)	52,390

	Total Specialty Retail	214,414

	Textiles, Apparel & Luxury Goods (0.2%)
4,600	Liz Claiborne, Inc. (1)	22,402

	Thrifts & Mortgage Finance (1.5%)
34,400	Bank Mutual Corp.	229,792

	Total Common Stock (Cost: $15,971,941) (100.1%)	14,941,848

See accompanying notes to Schedule of Investments.

Number of Shares	Warrants	Value
	Internet Software & Services (0.0%)
485	Lantronix, Inc., Strike Price $4.68, Expires 02/09/11	$—

	Total Warrants (Cost: $0) (0.0%)	—

	Total Investments (Cost: $15,971,941) (100.1%)	14,941,848
	Liabilities in Excess of Other Assets (-0.1%)	(9,279)

	Net Assets (100.0%)	$14,932,569

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Airlines	0.8%
Auto Components	0.9
Biotechnology	1.1
Capital Markets	5.3
Chemicals	2.7
Commercial Banks	1.3
Commercial Services & Supplies	1.5
Communications Equipment	0.7
Computers & Peripherals	4.3
Construction & Engineering	2.3
Containers & Packaging	0.3
Diversified Consumer Services	0.7
Diversified Telecommunication Services	1.7
Electrical Equipment	2.2
Electronic Equipment, Instruments and Components	1.7
Energy Equipment & Services	3.7
Food & Staples Retailing	0.2
Food Products	2.0
Health Care Equipment & Supplies	3.8
Health Care Providers & Services	4.3
Health Care Technology	0.9
Hotels, Restaurants & Leisure	2.0
Household Durables	2.5
IT Services	0.8
Independent Power Producers & Energy Traders	0.7
Insurance	7.1
Internet Software & Services	0.3
Leisure Equipment & Products	0.6
Life Sciences Tools & Services	2.0
Machinery	6.1
Marine	1.2
Media	1.6
Metals & Mining	2.2
Multi-Utilities	3.2
Oil, Gas & Consumable Fuels	2.9
Paper & Forest Products	2.0
Pharmaceuticals	1.5
Professional Services	1.4
Real Estate Investment Trusts (REITs)	2.4
Real Estate Management & Development	0.8
Road & Rail	2.7
Semiconductors & Semiconductor Equipment	7.7
Software	2.9
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	1.5

Total	100.1%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Air Freight & Logistics (6.6% of Net Assets)
404,124	C.H. Robinson Worldwide, Inc.	$22,885,542
291,611	Expeditors International of Washington, Inc.	9,943,935

	Total Air Freight & Logistics	32,829,477

	Biotechnology (4.4%)
456,685	Gilead Sciences, Inc. (1)	22,044,185

	Capital Markets (2.2%)
599,300	Charles Schwab Corp. (The)	10,961,197

	Chemicals (6.2%)
239,415	Monsanto Co.	18,166,810
168,500	Praxair, Inc.	12,691,420

	Total Chemicals	30,858,230

	Communications Equipment (6.0%)
568,008	Qualcomm, Inc.	22,260,234
122,467	Research In Motion, Ltd. (1)	7,710,522

	Total Communications Equipment	29,970,756

	Computers & Peripherals (5.3%)
137,730	Apple, Inc. (1)	26,460,688

	Construction & Engineering (1.5%)
400,600	Quanta Services, Inc. (1)	7,298,932

	Diversified Financial Services (2.4%)
121,763	IntercontinentalExchange, Inc. (1)	11,625,931

	Electrical Equipment (2.7%)
279,472	Rockwell Automation, Inc.	13,481,729

	Energy Equipment & Services (7.6%)
186,269	FMC Technologies, Inc. (1)	9,903,923
274,965	Oceaneering International, Inc. (1)	15,040,586
201,416	Schlumberger, Ltd.	12,781,859

	Total Energy Equipment & Services	37,726,368

	Food & Staples Retailing (4.6%)
216,624	Costco Wholesale Corp.	12,440,716

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Food & Staples Retailing (Continued)
326,900	CVS Caremark Corp.	$10,581,753

	Total Food & Staples Retailing	23,022,469

	Health Care Equipment & Supplies (6.9%)
39,715	Intuitive Surgical, Inc. (1)	13,028,903
425,027	Varian Medical Systems, Inc. (1)	21,374,608

	Total Health Care Equipment & Supplies	34,403,511

	Health Care Technology (3.0%)
194,663	Cerner Corp. (1)	14,726,256

	Hotels, Restaurants & Leisure (2.6%)
381,757	Yum! Brands, Inc.	13,059,907

	Household Products (3.1%)
253,155	Procter & Gamble Co. (The)	15,581,690

	Insurance (2.1%)
210,400	ACE, Ltd. (1)	10,366,408

	Internet & Catalog Retail (4.1%)
164,010	Amazon.com, Inc. (1)	20,568,494

	Internet Software & Services (5.4%)
50,279	Google, Inc. (1)	26,618,707

	IT Services (8.1%)
421,746	Cognizant Technology Solutions Corp. (1)	18,413,431
268,106	Visa, Inc.	21,992,735

	Total IT Services	40,406,166

	Life Sciences Tools & Services (3.3%)
325,000	Life Technologies Corp. (1)	16,155,750

	Machinery (2.8%)
155,230	Flowserve Corp.	13,997,089

	Oil, Gas & Consumable Fuels (3.2%)
201,700	Occidental Petroleum Corp.	15,801,178

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Pharmaceuticals (2.5%)
218,300	Allergan, Inc.	$12,552,250

	Software (2.0%)
156,637	Salesforce.com, Inc. (1)	9,954,282

	Total Common Stock (Cost: $415,671,704) (98.6%)	490,471,650

Principal Amount	Short-Term Investments
$9,477,786	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $9,675,000, U.S. Treasury Bill, 0.14%, due 07/08/10, valued at $9,669,195) (Total Amount to be Received Upon Repurchase $9,477,794)	9,477,786

	Total Short-Term Investments (Cost: $9,477,786) (1.9%)	9,477,786

	Total Investments (Cost: $425,149,490) (100.5%)	499,949,436
	Liabilities in Excess of Other Assets (-0.5%)	(2,539,694)

	Net Assets (100.0%)	$497,409,742

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Air Freight & Logistics	6.6%
Biotechnology	4.4
Capital Markets	2.2
Chemicals	6.2
Communications Equipment	6.0
Computers & Peripherals	5.3
Construction & Engineering	1.5
Diversified Financial Services	2.4
Electrical Equipment	2.7
Energy Equipment & Services	7.6
Food & Staples Retailing	4.6
Health Care Equipment & Supplies	6.9
Health Care Technology	3.0
Hotels, Restaurants & Leisure	2.6
Household Products	3.1
IT Services	8.1
Insurance	2.1
Internet & Catalog Retail	4.1
Internet Software & Services	5.4
Life Sciences Tools & Services	3.3
Machinery	2.8
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	2.5
Software	2.0
Short-Term Investments	1.9

Total	100.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Biotechnology (8.0% of Net Assets)
98,300	Affymax, Inc. (1)	$2,064,299
358,200	Amylin Pharmaceuticals, Inc. (1)	6,440,436
481,600	Arena Pharmaceuticals, Inc. (1)	1,502,592
817,900	Chelsea Therapeutics International, Ltd. (1)	2,110,182
202,300	Enzon Pharmaceuticals, Inc. (1)	2,016,931
301,200	Human Genome Sciences, Inc. (1)	7,972,764
273,700	InterMune, Inc. (1)	4,272,457
84,500	Medivation, Inc. (1)	2,813,005
137,702	OncoGenex Pharmaceutical, Inc. (1)	1,951,237
221,124	Orexigen Therapeutics, Inc. (1)	1,406,349

	Total Biotechnology	32,550,252

	Capital Markets (1.1%)
148,282	Evercore Partners, Inc.	4,429,183

	Commercial Banks (3.7%)
176,600	Signature Bank (1)	6,106,828
990,042	Wilshire Bancorp, Inc.	9,118,287

	Total Commercial Banks	15,225,115

	Commercial Services & Supplies (4.5%)
186,531	Clean Harbors, Inc. (1)	10,680,765
346,300	KAR Auction Services, Inc. (1)	4,803,181
168,031	Team, Inc. (1)	2,997,673

	Total Commercial Services & Supplies	18,481,619

	Communications Equipment (1.3%)
754,634	Infinera Corp. (1)	5,169,243

	Computers & Peripherals (1.7%)
701,501	3PAR, Inc. (1)	6,783,515

	Construction & Engineering (3.6%)
380,550	Insituform Technologies, Inc. (1)	7,793,664
132,100	MYR Group, Inc. (1)	2,095,106
192,297	Northwest Pipe Co. (1)	4,599,744

	Total Construction & Engineering	14,488,514

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Distributors (1.6%)
348,200	LKQ Corp. (1)	$6,528,750

	Diversified Consumer Services (0.2%)
45,451	K12, Inc. (1)	908,565

	Diversified Financial Services (1.5%)
208,509	MSCI, Inc. (1)	6,163,526

	Diversified Telecommunication Services (0.3%)
146,662	Premiere Global Services, Inc. (1)	1,185,029

	Electrical Equipment (0.4%)
57,048	Powell Industries, Inc. (1)	1,666,372

	Electronic Equipment, Instruments & Components (1.9%)
125,900	Itron, Inc. (1)	7,747,886

	Energy Equipment & Services (4.1%)
61,400	Core Laboratories N.V.	7,180,730
109,363	Oceaneering International, Inc. (1)	5,982,156
223,460	Superior Well Services, Inc. (1)	3,537,372

	Total Energy Equipment & Services	16,700,258

	Food Products (0.9%)
696,400	Smart Balance, Inc. (1)	3,871,984

	Health Care Equipment & Supplies (7.0%)
689,686	Dexcom, Inc. (1)	6,248,555
1,030,201	Hansen Medical, Inc. (1)	2,503,388
28,656	HeartWare International, Inc. (1)	1,107,554
379,124	MAKO Surgical Corp. (1)	4,352,344
163,343	Masimo Corp. (1)	4,534,402
197,900	Meridian Bioscience, Inc.	3,965,916
201,911	Thoratec Corp. (1)	5,724,177

	Total Health Care Equipment & Supplies	28,436,336

	Health Care Providers & Services (1.5%)
156,600	Catalyst Health Solutions, Inc. (1)	6,159,078

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (2.4%)
276,935	7 Days Group Holdings, Ltd. (ADR)(1)	$3,348,144
472,926	California Pizza Kitchen, Inc. (1)	6,526,379

	Total Hotels, Restaurants & Leisure	9,874,523

	Insurance (3.0%)
473,068	First Mercury Financial Corp. (1)	6,201,921
271,797	Tower Group, Inc.	6,006,714

	Total Insurance	12,208,635

	Internet & Catalog Retail (1.6%)
358,200	PetMed Express, Inc. (1)	6,601,626

	Internet Software & Services (4.2%)
246,700	Digital River, Inc. (1)	6,199,571
82,412	Mercadolibre, Inc. (1)	3,134,128
470,922	Vocus, Inc. (1)	7,591,263

	Total Internet Software & Services	16,924,962

	IT Services (1.5%)
290,000	Euronet Worldwide, Inc. (1)	5,921,800

	Leisure Equipment & Products (0.5%)
625,564	Leapfrog Enterprises, Inc. (1)	2,070,617

	Life Sciences Tools & Services (1.4%)
366,776	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	5,516,311

	Machinery (4.8%)
329,367	Chart Industries, Inc. (1)	5,312,690
222,900	Duoyuan Global Water, Inc. (ADR)(1)	6,352,650
313,800	Kennametal, Inc.	7,681,824

	Total Machinery	19,347,164

	Media (1.5%)
1,179,800	Lions Gate Entertainment Corp. (1)	6,134,960

	Oil, Gas & Consumable Fuels (5.8%)
515,670	ATP Oil & Gas Corp. (1)	7,461,745
152,800	Berry Petroleum Co.	4,137,824

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (Continued)
117,543	Contango Oil & Gas Co. (1)	$5,730,221
17,160	Houston American Energy Corp.	134,535
251,089	Swift Energy Co. (1)	6,292,290

	Total Oil, Gas & Consumable Fuels	23,756,615

	Paper & Forest Products (0.9%)
348,371	Cellu Tissue Holdings, Inc. (1)	3,866,918

	Pharmaceuticals (7.4%)
348,622	BioMimetic Therapeutics, Inc. (1)	4,120,712
217,884	Cardiome Pharma Corp. (1)	1,113,387
379,500	Cypress Bioscience, Inc. (1)	1,954,425
398,265	Inspire Pharmaceuticals, Inc. (1)	2,194,440
206,629	MAP Pharmaceuticals, Inc. (1)	3,101,502
440,900	Mylan, Inc. (1)	8,037,607
243,873	Salix Pharmaceuticals, Ltd. (1)	7,135,724
142,200	XenoPort, Inc. (1)	2,627,856

	Total Pharmaceuticals	30,285,653

	Professional Services (1.8%)
400,160	Resources Connection, Inc. (1)	7,146,858

	Real Estate Management & Development (0.3%)
144,117	China Real Estate Information Corp. (ADR)(1)	1,191,848

	Road & Rail (1.6%)
215,480	Kansas City Southern (1)	6,399,756

	Semiconductors & Semiconductor Equipment (1.6%)
293,316	Cavium Networks, Inc. (1)	6,338,559

	Software (10.5%)
145,900	ANSYS, Inc. (1)	6,107,374
103,300	Concur Technologies, Inc. (1)	4,095,845
370,215	DemandTec, Inc. (1)	2,199,077
169,629	Longtop Financial Technologies, Ltd. (SP ADR)(1)	5,879,341
59,956	PROS Holdings, Inc. (1)	476,650
134,600	Rovi Corp. (1)	3,885,902

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (Continued)
826,700	Take-Two Interactive Software, Inc. (1)	$7,671,776
236,911	Ultimate Software Group, Inc. (The) (1)	7,083,639
325,001	VanceInfo Technologies, Inc. (ADR)(1)	5,209,766

	Total Software	42,609,370

	Specialty Retail (1.0%)
143,345	Rue21, Inc. (1)	4,017,960

	Thrifts & Mortgage Finance (1.7%)
536,700	Astoria Financial Corp.	7,084,440

	Trading Companies & Distributors (1.7%)
245,500	WESCO International, Inc. (1)	6,805,260

	Total Common Stock (Cost: $401,845,197) (98.5%)	400,599,060

Principal Amount	Short-Term Investments
$12,044,997	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $12,295,000, U.S. Treasury Bill, 0.14% due 07/08/10, valued at $12,287,623) (Total Amount to be Received Upon Repurchase $12,045,007)	12,044,997

	Total Short-Term Investments (Cost: $12,044,997) (3.0%)	12,044,997

	Total Investments (Cost: $413,890,194) (101.5%)	412,644,057
	Liabilities in Excess of Other Assets (-1.5%)	(6,037,142)

	Net Assets (100.0%)	$406,606,915

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Biotechnology	8.0%
Capital Markets	1.1
Commercial Banks	3.7
Commercial Services & Supplies	4.5
Communications Equipment	1.3
Computers & Peripherals	1.7
Construction & Engineering	3.6
Distributors	1.6
Diversified Consumer Services	0.2
Diversified Financial Services	1.5
Diversified Telecommunication Services	0.3
Electrical Equipment	0.4
Electronic Equipment, Instruments and Components	1.9
Energy Equipment & Services	4.1
Food Products	0.9
Health Care Equipment & Supplies	7.0
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	2.4
IT Services	1.5
Insurance	3.0
Internet & Catalog Retail	1.6
Internet Software & Services	4.2
Leisure Equipment & Products	0.5
Life Sciences Tools & Services	1.4
Machinery	4.8
Media	1.5
Oil, Gas & Consumable Fuels	5.8
Paper & Forest Products	0.9
Pharmaceuticals	7.4
Professional Services	1.8
Real Estate Management & Development	0.3
Road & Rail	1.6
Semiconductors & Semiconductor Equipment	1.6
Software	10.5
Specialty Retail	1.0
Thrifts & Mortgage Finance	1.7
Trading Companies & Distributors	1.7
Short-Term Investments	3.0

Total	101.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.0% of Net Assets)
425,160	Hexcel Corp. (1)	$4,676,760
96,500	Rockwell Collins, Inc.	5,132,835

	Total Aerospace & Defense	9,809,595

	Auto Components (2.0%)
188,628	WABCO Holdings, Inc.	4,876,034

	Beverages (1.3%)
72,300	Molson Coors Brewing Co. - Class B	3,036,600

	Capital Markets (6.4%)
149,480	Federated Investors, Inc. - Class B	3,793,802
188,835	Invesco, Ltd.	3,644,516
290,133	Knight Capital Group, Inc. (1)	4,537,680
68,500	Northern Trust Corp.	3,460,620

	Total Capital Markets	15,436,618

	Chemicals (4.2%)
152,730	Cytec Industries, Inc.	5,698,356
111,340	International Flavors & Fragrances, Inc.	4,427,992

	Total Chemicals	10,126,348

	Commercial Banks (6.5%)
200,493	First Horizon National Corp. (1)	2,596,384
639,270	KeyCorp	4,589,959
1,415,100	Synovus Financial Corp.	3,905,676
321,200	TCF Financial Corp.	4,702,368

	Total Commercial Banks	15,794,387

	Communications Equipment (2.0%)
384,700	Ciena Corp. (1)	4,904,925

	Computers & Peripherals (1.4%)
193,100	QLogic Corp. (1)	3,319,389

	Construction & Engineering (1.1%)
72,295	Jacobs Engineering Group, Inc. (1)	2,732,028

	Containers & Packaging (1.5%)
160,700	Pactiv Corp. (1)	3,623,785

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.3%)
159,040	Hawaiian Electric Industries, Inc.	$3,145,811

	Electronic Equipment, Instruments and Components (3.3%)
162,900	Agilent Technologies, Inc. (1)	4,566,087
131,200	Avnet, Inc. (1)	3,468,928

	Total Electronic Equipment, Instruments and Components	8,035,015

	Energy Equipment & Services (3.4%)
116,500	Cameron International Corp. (1)	4,387,390
243,300	Weatherford International, Ltd. (1)	3,814,944

	Total Energy Equipment & Services	8,202,334

	Food Products (3.7%)
112,700	H.J. Heinz Co.	4,917,101
67,200	J.M. Smucker Co. (The)	4,036,704

	Total Food Products	8,953,805

	Health Care Equipment & Supplies (1.0%)
36,400	Beckman Coulter, Inc.	2,379,468

	Hotels, Restaurants & Leisure (3.5%)
203,100	Burger King Holdings, Inc.	3,542,064
184,035	Marriott International, Inc.	4,827,238

	Total Hotels, Restaurants & Leisure	8,369,302

	Household Durables (1.9%)
159,980	Lennar Corp.	2,457,293
119,200	Toll Brothers, Inc. (1)	2,201,624

	Total Household Durables	4,658,917

	Insurance (7.5%)
82,560	Arch Capital Group, Ltd. (1)	5,906,343
127,870	Assurant, Inc.	4,018,954
44,200	PartnerRe, Ltd.	3,296,878
193,587	Willis Group Holdings PLC	5,077,787

	Total Insurance	18,299,962

	Life Sciences Tools & Services (3.7%)
85,400	Covance, Inc. (1)	4,962,594

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (Continued)
87,560	Thermo Fisher Scientific, Inc. (1)	$4,040,894

	Total Life Sciences Tools & Services	9,003,488

	Machinery (7.8%)
114,050	Dover Corp.	4,890,464
85,197	Joy Global, Inc.	3,896,911
128,300	Kennametal, Inc.	3,140,784
68,185	Snap-on, Inc.	2,787,403
78,410	SPX Corp.	4,268,640

	Total Machinery	18,984,202

	Metals & Mining (1.4%)
244,800	Commercial Metals Co.	3,363,552

	Multi-Utilities (5.5%)
102,740	Consolidated Edison, Inc.	4,493,848
97,400	PG&E Corp.	4,114,176
97,345	Wisconsin Energy Corp.	4,764,064

	Total Multi-Utilities	13,372,088

	Multiline Retail (1.5%)
233,180	Macy’s, Inc.	3,714,557

	Oil, Gas & Consumable Fuels (4.6%)
72,400	Consol Energy, Inc.	3,374,564
69,480	Murphy Oil Corp.	3,549,038
191,700	Petrohawk Energy Corp. (1)	4,280,661

	Total Oil, Gas & Consumable Fuels	11,204,263

	Semiconductors & Semiconductor Equipment (7.8%)
233,900	Avago Technologies, Ltd. (1)	4,065,182
157,100	Broadcom Corp. (1)	4,197,712
243,145	Maxim Integrated Products, Inc.	4,250,175
330,300	ON Semiconductor Corp. (1)	2,381,463
363,513	Verigy, Ltd. (1)	3,940,481

	Total Semiconductors & Semiconductor Equipment	18,835,013

	Specialty Retail (4.2%)
126,900	Abercrombie & Fitch Co.	4,002,426
225,100	American Eagle Outfitters, Inc.	3,576,839

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
65,500	Bed Bath & Beyond, Inc. (1)	$2,534,850

	Total Specialty Retail	10,114,115

	Thrifts & Mortgage Finance (4.2%)
215,591	Hudson City Bancorp, Inc.	2,860,892
233,121	New York Community Bancorp, Inc.	3,503,809
230,148	People’s United Financial, Inc.	3,721,493

	Total Thrifts & Mortgage Finance	10,086,194

	Total Common Stock (Cost: $228,994,610) (96.7%)	234,381,795

Principal Amount	Short-Term Investments
$9,769,799	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10, (collateralized by $9,975,000, U.S. Treasury Bill, 0.14%, due 07/08/10, valued at $9,969,015) (Total Amount to be Received Upon Repurchase $9,769,807)	9,769,799

	Total Short-Term Investments (Cost: $9,769,799) (4.0%)	9,769,799

	Total Investments (Cost: $238,764,409) (100.7%)	244,151,594
	Liabilities in Excess of Other Assets (-0.7%)	(1,592,510)

	Net Assets (100.0%)	$242,559,084

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Value Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	4.0%
Auto Components	2.0
Beverages	1.3
Capital Markets	6.4
Chemicals	4.2
Commercial Banks	6.5
Communications Equipment	2.0
Computers & Peripherals	1.4
Construction & Engineering	1.1
Containers & Packaging	1.5
Electric Utilities	1.3
Electronic Equipment, Instruments and Components	3.3
Energy Equipment & Services	3.4
Food Products	3.7
Health Care Equipment & Supplies	1.0
Hotels, Restaurants & Leisure	3.5
Household Durables	1.9
Insurance	7.5
Life Sciences Tools & Services	3.7
Machinery	7.8
Metals & Mining	1.4
Multi-Utilities	5.5
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	4.6
Semiconductors & Semiconductor Equipment	7.8
Specialty Retail	4.2
Thrifts & Mortgage Finance	4.2
Short-Term Investments	4.0

Total	100.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (45.5% of Net Assets)
200,301	TCW Core Fixed Income Fund - I Class (1)	$2,105,164

	Diversified Money Market Funds (4.8%)
223,674	TCW Money Market Fund - I Class, 2.28% (1)	223,674

	Diversified U.S. Equity Funds (14.6%)
60,093	TCW Relative Value Large Cap Fund - I Class (1)	677,844

	Non-Diversified U.S. Equity Funds (30.4%)
80,614	TCW Large Cap Growth Fund - I Class (1) (2)	1,409,140

	Total Investment Companies (Cost: $3,996,162) (95.3%)	4,415,822

	Total Investments (Cost: $3,996,162) (95.3%)	4,415,822
	Excess of Other Assets over Liabilities (4.7%)	215,454

	Net Assets (100.0%)	$4,631,276

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	45.5%
Diversified Money Market Funds	4.8
Diversified U.S. Equity Funds	14.6
Non-Diversified U.S. Equity Funds	30.4

Total	95.3%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Moderate Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (34.3% of Net Assets)
253,706	TCW Core Fixed Income Fund - I Class (1)	$2,666,453
106,473	TCW High Yield Bond Fund - I Class (1)	647,355

	Total Diversified Fixed Income Funds	3,313,808

	Diversified U.S. Equity Funds (20.2%)
173,369	TCW Relative Value Large Cap Fund - I Class (1)	1,955,605

	Exchange-Traded Funds (11.9%)
8,280	iShares S&P Global Infrastructure Index Fund	272,329
29,310	PowerShares Water Resources Portfolio	464,857
42,855	PowerShares WilderHill Clean Energy Portfolio (2)	409,694

	Total Exchange-Traded Funds	1,146,880

	Non-Diversified U.S. Equity Funds (32.0%)
56,256	TCW Growth Equities Fund - I Class (1) (2)	667,202
102,548	TCW Large Cap Growth Fund - I Class (1) (2)	1,792,535
42,953	TCW Value Opportunities Fund - I Class (1)	629,267

	Total Non-Diversified U.S. Equity Funds	3,089,004

	Total Investment Companies (Cost: $9,560,593) (98.4%)	9,505,297

	Total Investments (Cost: $9,560,593) (98.4%)	9,505,297
	Excess of Other Assets over Liabilities (1.6%)	154,641

	Net Assets (100.0%)	$9,659,938

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Moderate Allocation Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	34.3%
Diversified U.S. Equity Funds	20.2
Exchange-Traded Funds	11.9
Non-Diversified U.S. Equity Funds	32.0

Total	98.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Aggressive Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2010

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (10.5% of Net Assets)
13,538	TCW Relative Value Large Cap Fund - I Class (1)	$152,707

	Diversified U.S. Fixed Income Funds (13.7%)
18,881	TCW Core Fixed Income Fund - I Class (1)	198,437

	Exchange-Traded Funds (33.0%)
4,390	iShares MSCI EAFE Index Fund	230,387
3,200	iShares S&P Global Infrastructure Index Fund	105,248
6,120	PowerShares Water Resources Portfolio	97,063
4,890	PowerShares WilderHill Clean Energy Portfolio (2)	46,749

	Total Exchange-Traded Funds	479,447

	Non-Diversified International Fixed Income Funds (7.7%)
14,229	TCW Emerging Markets Income Fund - I Class (1)	111,274

	Non-Diversified U.S. Equity Funds (29.2%)
3,766	TCW Growth Equities Fund - I Class (1)	44,660
16,125	TCW Large Cap Growth Fund - I Class (1) (2)	281,868
6,583	TCW Value Opportunities Fund - I Class (1)	96,446

	Total Non-Diversified U.S. Equity Funds	422,974

	Total Investment Companies (Cost: $1,290,208) (94.1%)	1,364,839

	Total Investments (Cost: $1,290,208) (94.1%)	1,364,839
	Excess of Other Assets over Liabilities (5.9%)	86,326

	Net Assets (100.0%)	$1,451,165

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Aggressive Allocation Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	10.5%
Diversified U.S. Fixed Income Funds	13.7
Exchange-Traded Funds	33.0
Non-Diversified International Fixed Income Funds	7.7
Non-Diversified U.S. Equity Funds	29.2

Total	94.1%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	January 31, 2010

Note 1 – Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 15 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified Equity Funds

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified Equity Funds

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Aggressive Allocation Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund that invests in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds, with the exception of the TCW Emerging Markets Equities Fund, had all equity investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of January 31, 2010.

The following is a summary of the inputs used as of January 31, 2010 in valuing the TCW Emerging Markets Equities Fund investments:

Assets Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Argentina	$157,595	$—	$—	$157,595
Bermuda	—	130,258	—	130,258
Brazil	1,203,546	—	—	1,203,546
China	395,270	657,990	—	1,053,260
Hong Kong	106,884	376,004	—	482,888
Hungary	—	52,268	—	52,268
India	186,730	170,598	—	357,328
Indonesia	—	231,211	—	231,211
Israel	170,387	—	—	170,387
Kazakhstan	264,673	—	—	264,673
Luxembourg	147,795	—	—	147,795
Mexico	616,372	—	—	616,372
Netherlands	—	49,972	—	49,972
Norway	—	26,325	—	26,325
Peru	22,036	—	—	22,036
Philippines	50,373	24,535	—	74,908
Poland	—	99,542	—	99,542
Russia	478,713	686,128	—	1,164,841
South Africa	92,250	406,987	—	499,237
South Korea	—	1,339,308	—	1,339,308
Taiwan	—	287,624	—	287,624
Thailand	52,888	187,805	—	240,693
Turkey	—	250,828	—	250,828
Short-Term Investments	—	1,107,252	—	1,107,252

Total	$3,945,512	$6,084,635	$—	$10,030,147

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at January 31, 2010.

Note 3 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2010, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Balanced Fund	$155	$(662)	$(507)	$4,505
TCW Dividend Focused Fund	55,208	(94,866)	(39,658)	660,449
TCW Emerging Markets Equities Fund	115	(720)	(605)	10,635
TCW Focused Equities Fund	5,396	(4,115)	1,281	61,283
TCW Growth Fund	92	(82)	10	860
TCW Growth Equities Fund	7,722	(2,544)	5,178	49,014
TCW Large Cap Growth Fund	2,723	(960)	1,763	20,784
TCW Relative Value Large Cap Fund	39,630	(77,972)	(38,342)	579,252
TCW Relative Value Small Cap Fund	2,350	(3,730)	(1,380)	16,322
TCW Select Equities Fund	101,648	(27,970)	73,678	426,271
TCW Small Cap Growth Fund	27,880	(29,284)	(1,404)	414,048
TCW Value Opportunities Fund	20,011	(19,981)	30	244,122
TCW Conservative Allocation Fund	418	—	418	3,998
TCW Moderate Allocation Fund	70	(220)	(150)	9,655
TCW Aggressive Allocation Fund	59	(3)	56	1,309

The Funds did not have any unrecognized tax benefits at January 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the three months ended January 31, 2010. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 – Transactions with Affiliates

The summary of Allocation Funds transactions in the securities of affiliated issuers for the period ended November 1, 2009 through January 31, 2010 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Conservative Allocation Fund
TCW Core Fixed Income Fund	193,399	10,980	4,078	200,301	$2,105
TCW Large Cap Growth Fund	79,797	2,465	1,648	80,614	1,409
TCW Money Market Fund	221,488	6,841	4,655	223,674	224
TCW Relative Value Large Cap Fund	58,588	2,714	1,209	60,093	678

Total					$4,416

TCW Moderate Allocation Fund
TCW Core Fixed Income Fund	44,278	210,308	880	253,706	$2,666
TCW Growth Equities Fund	10,180	46,273	197	56,256	667
TCW High Yield Bond Fund	18,725	88,121	373	106,473	647
TCW Large Cap Growth Fund	18,572	84,334	358	102,548	1,793
TCW Relative Value Large Cap Fund	30,899	143,068	598	173,369	1,956
TCW Value Opportunities Fund	7,698	35,404	149	42,953	629

Total					$8,358

TCW Aggressive Allocation Fund
TCW Core Fixed Income Fund	13,685	6,758	1,562	18,881	$198
TCW Emerging Markets Income Fund	10,392	5,018	1,181	14,229	111
TCW Growth Equities Fund	2,793	1,286	313	3,766	45
TCW Large Cap Growth Fund	11,958	5,509	1,342	16,125	282
TCW Relative Value Large Cap Fund	9,876	4,775	1,113	13,538	153
TCW Value Opportunities Fund	4,847	2,280	544	6,583	96

Total					$885

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2010.

Note 6 – New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Note 7 – Subsequent Events

The Advisor has evaluated the possibility of subsequent events existing in this report through March 19, 2010. The Advisor has determined that there are no material events that would require recognition or disclosure in this report through this date.

FIXED INCOME FUNDS
TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Short-Term Investments	Value(1)
	Commercial Paper (20.7% of Net Assets)
$8,000,000	Calyon North America, Inc., 0.13%, due 02/01/10	$8,000,000
5,120,000	Deutsche Bank AG, 0.12%, due 02/01/10	5,120,000
6,000,000	Fortis Funding LLC, (144A), 0.18%, due 02/18/10(2)	5,999,490
2,500,000	Honeywell International, Inc., (144A), 0.35%, due 09/21/10(2)	2,494,361
9,000,000	Lloyds Bank PLC, 0.12%, due 02/01/10	9,000,000
5,000,000	Northwest Natural Gas Co., 0.3%, due 03/01/10	4,998,833
1,000,000	Northwest Natural Gas Co., 0.3%, due 03/02/10	999,758
3,000,000	Toyota Credit De Puerto Rico Corp., 0.21%, due 03/10/10	2,999,353

	Total Commercial Paper (Cost $39,611,795)	39,611,795

	Corporate Fixed Income Securities (69.6%)
500,000	American Honda Finance Corp., (144A), 0.325%, due 02/09/10(2) (3)	500,010
438,000	AT&T, Inc., 0.378%, due 02/05/10	438,009
6,675,000	Bank of New York Mellon Corp., 0.266%, due 06/29/10(3)	6,676,159
3,207,000	BellSouth Capital Funding Corp., 7.75%, due 02/15/10	3,216,021
1,005,000	Berkshire Hathaway Finance Corp., 4.2%, due 12/15/10	1,036,587
1,500,000	BP Capital Markets PLC, 0.463%, due 03/17/10(3)	1,500,489
2,000,000	BP Capital Markets PLC, 4.875%, due 03/15/10	2,010,800
1,160,000	Caterpillar Financial Services Corp., 0.725%, due 02/08/10(3)	1,160,109
1,500,000	Citigroup Funding, Inc., 1.325%, due 05/07/10(3)	1,502,898
8,228,000	Citigroup, Inc., 4.125%, due 02/22/10	8,244,655
10,000,000	Federal Home Loan Mortgage Corp., 3.125%, due 02/04/10	10,001,706
3,000,000	Federal National Mortgage Association, 0.41%, due 11/01/10 (Discount Note)	2,990,900
3,866,000	Genentech, Inc., 4.4%, due 07/15/10	3,936,431
426,000	General Electric Capital Corp., 0.291%, due 03/29/10(3)	425,990
500,000	General Electric Capital Corp., 0.657%, due 06/09/10(3)	500,721
7,000,000	GlaxoSmithKline Capital, Inc., 0.898%, due 05/13/10(3)	7,013,070
874,000	Goldman Sachs Group, Inc. (The), 0.457%, due 03/02/10(3)	874,155
6,000,000	Goldman Sachs Group, Inc. (The), 4.5%, due 06/15/10	6,091,250
475,000	Honeywell International, Inc., (144A), 7.5%, due 03/01/10(2)	477,741
5,000,000	IADB, 0.34%, due 09/20/10 (Discount Note)	4,989,412
4,000,000	IADB, 0.45%, due 08/02/10 (Discount Note)	3,990,900
2,200,000	John Deere Capital Corp., 0.706%, due 02/26/10(3)	2,200,709
2,000,000	John Deere Capital Corp., 5.4%, due 04/07/10	2,018,512
7,215,000	JPMorgan Chase & Co., 0.283%, due 05/07/10(3)	7,215,869
1,240,000	Mellon Funding Corp., 6.375%, due 02/15/10	1,242,809
600,000	Merrill Lynch & Co., Inc., 0.498%, due 02/05/10(3)	600,010
10,109,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	10,115,891
5,000,000	Morgan Stanley, 0.375%, due 05/07/10(3)	5,001,205

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$3,000,000	Morgan Stanley, 4.25%, due 05/15/10	$3,033,389
1,001,000	Morgan Stanley, 8%, due 06/15/10	1,028,605
900,000	National Australia Bank, Ltd., (144A), 0.725%, due 02/08/10(2)	900,090
6,500,000	National Rural Utilities Cooperative Finance Corp., 1.026%, due 07/01/10(3)	6,517,041
420,000	Procter & Gamble Co. (The), 0.437%, due 03/09/10(3)	420,080
1,400,000	Procter & Gamble International Funding SCA, 0.525%, due 02/08/10(3)	1,400,083
1,700,000	Roche Holdings, Inc., (144A), 1.262%, due 02/25/10(2) (3)	1,701,169
2,405,000	Svenska Handelsbanken, 0.466%, due 06/10/10(3)	2,406,516
1,500,000	Toyota Motor Credit Corp., 0.286%, due 02/26/10(3)	1,500,077
560,000	Toyota Motor Credit Corp., 0.293%, due 04/07/10(3)	560,075
300,000	Toyota Motor Credit Corp., 0.304%, due 06/16/10(3)	300,087
2,679,000	Toyota Motor Credit Corp., 4.25%, due 03/15/10	2,691,458
1,350,000	U.S. Bancorp, 0.678%, due 05/06/10(3)	1,351,515
4,125,000	U.S. Bancorp, 0.679%, due 02/04/10(3)	4,125,150
2,315,000	Wachovia Corp., 0.3%, due 07/26/10(3)	2,315,568
2,600,000	Wachovia Corp., 0.319%, due 07/26/10(3)	2,600,253
1,000,000	Wal-Mart Stores, Inc., 4.125%, due 07/01/10	1,013,880
3,000,000	Wal-Mart Stores, Inc., 4.75%, due 08/15/10	3,071,264

	Total Corporate Fixed Income Securities (Cost $132,909,318)	132,909,318

Number of Shares
	Money Market Investments (9.9%)
9,481,000	Dreyfus Institutional Cash Advantage Fund, 0.13% (3)	9,481,000
9,507,000	Fidelity Institutional Money Market Fund, 0.15% (3)	9,507,000

	Total Money Market Investments (Cost $18,988,000)	18,988,000

Principal Amount
	Repurchase Agreements (0.0%)
$1,529	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $5,000, U.S. Treasury Bill, 0.11%, due 06/17/10, valued at $4,998) (Total Amount to be Received Upon Repurchase $1,529)	1,529

	Total Repurchase Agreements (Cost $1,529)	1,529

	Total Short-Term Investments (Cost: $191,510,642) (100.2%)	191,510,642

See accompanying notes to Schedule of Investments.

Total Investments (Cost: $191,510,642) (100.2%)	191,510,642
Liabilities in Excess of Other Assets (-0.2%)	(414,427)

Net Assets (100.0%)	$191,096,215

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 2 under “Security Valuation”).

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of these securities amounted to $12,072,861 or 6.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2010.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS
TCW Money Market Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Automotive	1.9%
Banking	22.4
Brokers	7.7
Commercial Services	1.5
Cosmetic & Personal Care	0.9
Diversified Financial Services-Specialized Finance	10.5
Financial Services	24.3
Healthcare Providers	0.9
Insurance	0.5
Oil & Gas	3.1
Pharmaceuticals	5.8
Retailers	2.1
Sovereign Government	1.6
Telephone Systems	1.9
U.S. Government Agency Obligations	5.2
Short-Term Investments	9.9

Total	100.2%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS
TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.1% of Net Assets)
$200,000	Northrop Grumman Corp., 7.75%, due 02/15/31	$251,084

	Airlines (0.0%)
55,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14(1)	56,925

	Apparel Retailers (0.0%)
60,000	Limited Brands, Inc., (144A), 8.5%, due 06/15/19(1)	64,350

	Automotive (0.4%)
60,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	56,400
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	391,231
30,000	Goodyear Tire & Rubber Co., 10.5%, due 05/15/16	32,550
95,000	Navistar International Corp., 8.25%, due 11/01/21	95,475
105,000	Tenneco, Inc., 8.125%, due 11/15/15	103,950
125,000	TRW Automotive, Inc., (144A), 7.25%, due 03/15/17(1)	120,937

	Total Automotive	800,543

	Banking (2.6%)
350,000	American Express Co., 7.25%, due 05/20/14	400,315
550,000	Bank of America Corp., 5.65%, due 05/01/18	555,308
475,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	515,950
250,000	Barclays Bank PLC, 5%, due 09/22/16	255,932
300,000	Citigroup, Inc., 6%, due 08/15/17	301,048
275,000	Citigroup, Inc., 6.125%, due 05/15/18	277,520
250,000	Citigroup, Inc., 8.5%, due 05/22/19	291,474
55,000	Credit Acceptance Corp., (144A), 9.125%, due 02/01/17(1)	54,450
475,000	Credit Suisse New York, 5.5%, due 05/01/14	517,880
25,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	25,187
500,000	General Electric Capital Corp., 4.8%, due 05/01/13	530,484
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	135,763
175,000	John Deere Capital Corp., 5.1%, due 01/15/13	189,483
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	131,742
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	266,548
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	173,222
150,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	182,068
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	169,850
125,000	US Bancorp, 4.2%, due 05/15/14	131,668
375,000	US Bank N.A., 6.3%, due 02/04/14	423,361
400,000	Wachovia Corp., 5.5%, due 05/01/13	433,002

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Banking (Continued)
$75,000	Wells Fargo & Co., 6.45%, due 02/01/11	$79,231

	Total Banking	6,041,486

	Beverages, Food & Tobacco (1.0%)
425,000	Altria Group, Inc., 8.5%, due 11/10/13	497,273
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	246,318
135,000	Dean Foods Co., 7%, due 06/01/16	130,613
150,000	Dole Food Co., Inc., (144A), 8%, due 10/01/16(1)	155,250
250,000	General Mills, Inc., 6%, due 02/15/12	273,050
200,000	Kellogg Co., 7.45%, due 04/01/31	246,639
165,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16(1)	163,762
250,000	Safeway, Inc., 5.8%, due 08/15/12	274,750
110,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	102,850
60,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14(1)	65,100
35,000	SUPERVALU, Inc., 8%, due 05/01/16	34,956

	Total Beverages, Food & Tobacco	2,190,561

	Building Materials (0.1%)
105,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	107,888

	Chemicals (0.3%)
50,000	Ashland, Inc., (144A), 9.125%, due 06/01/17(1)	54,750
250,000	Dow Chemical Co. (The), 7.6%, due 05/15/14	287,881
150,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16(1)	130,875
310,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	203,050
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	28,575

	Total Chemicals	705,131

	Coal (0.1%)
65,000	Drummond Co., Inc., (144A), 9%, due 10/15/14(1)	67,925
51,000	Massey Energy Co., 6.875%, due 12/15/13	50,490
45,000	Peabody Energy Corp., 7.375%, due 11/01/16	47,813

	Total Coal	166,228

	Commercial Services (0.6%)
100,000	Aramark Services, Inc., 8.5%, due 02/01/15	100,000
220,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	224,400
105,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	104,738
30,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14(1)	32,550
140,000	Education Management LLC, 8.75%, due 06/01/14	144,200

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Commercial Services (Continued)
$10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	$10,200
115,000	Iron Mountain, Inc., 8%, due 06/15/13	115,862
50,000	Koppers, Inc., (144A), 7.875%, due 12/01/19(1)	51,125
195,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	191,100
50,000	Waste Management, Inc., 7%, due 07/15/28	54,585
225,000	Waste Management, Inc., 7.75%, due 05/15/32	269,541

	Total Commercial Services	1,298,301

	Communications (0.2%)
80,000	Aeroflex, Inc., 11.75%, due 02/15/15	83,600
45,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14(1)	48,319
80,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15(1)	81,800
65,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	65,650
190,000	Intelsat Jackson Holdings, Ltd., (144A), 8.5%, due 11/01/19(1)	194,750

	Total Communications	474,119

	Computer & Data Processing Services (0.0%)
75,000	JDA Software Group, Inc., (144A), 8%, due 12/15/14(1)	77,531

	Computer Integrated Systems Design (0.1%)
75,000	Unisys Corp., 12.5%, due 01/15/16	79,500
161,000	Unisys Corp., (144A), 14.25%, due 09/15/15(1)	189,175

	Total Computer Integrated Systems Design	268,675

	Computers & Information (0.1%)
250,000	3M Co., 5.7%, due 03/15/37	262,151

	Containers & Packaging (0.1%)
150,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	155,250

	Cosmetic & Personal Care (0.1%)
250,000	Procter & Gamble Co., 5.55%, due 03/05/37	254,905

	Data Processing & Preparation (0.1%)
255,000	First Data Corp., 9.875%, due 09/24/15	226,950

	Electric Utilities (0.8%)
100,000	AES Corp., 8%, due 10/15/17	101,250
250,000	Alabama Power Co., 6%, due 03/01/39	265,470
150,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	135,000
125,000	Edison Mission Energy, 7%, due 05/15/17	98,437

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Electric Utilities (Continued)
$275,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	$284,006
70,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16(1)	75,075
25,000	NRG Energy, Inc., 7.375%, due 02/01/16	24,813
250,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	311,507
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,073
130,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	134,823
105,000	RRI Energy, Inc., 7.625%, due 06/15/14	101,325
250,000	Southern Power Co., 4.875%, due 07/15/15	268,370
125,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15(2)	97,500

	Total Electric Utilities	1,898,649

	Electrical Equipment (0.2%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	25,375
400,000	Xerox Corp., 5.5%, due 05/15/12	427,050

	Total Electrical Equipment	452,425

	Electronics (0.2%)
195,000	Cisco Systems, Inc., 5.5%, due 02/22/16	218,283
105,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	93,450
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	35,900
105,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	105,525
60,000	Viasystems, Inc., (144A), 12%, due 01/15/15(1)	64,800

	Total Electronics	517,958

	Entertainment & Leisure (0.2%)
30,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	28,500
85,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	24,650
105,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(1)	84,525
115,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	106,950
155,000	WMG Holdings Corp., 9.5%, due 12/15/14	156,550

	Total Entertainment & Leisure	401,175

	Financial Services (1.3%)
150,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. (144A), 8.625%, due 11/15/17(1)	150,375
250,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	266,786
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	289,824
165,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	112,200
55,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	56,100

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Financial Services (Continued)
$35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 7.75%, due 01/15/16(1)	$33,338
75,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 8%, due 01/15/18(1)	71,437
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	546,025
575,000	Morgan Stanley, 4.1%, due 01/26/15	572,518
225,000	Morgan Stanley, 6.625%, due 04/01/18	244,658
275,000	Morgan Stanley, 7.3%, due 05/13/19	309,257
242,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	222,640
125,000	Reynolds Group Escrow, (144A), 7.75%, due 10/15/16(1)	126,562

	Total Financial Services	3,001,720

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	135,305
75,000	Kroger Co., 6.2%, due 06/15/12	82,179
50,000	Kroger Co., 7.5%, due 01/15/14	57,903

	Total Food Retailers	275,387

	Forest Products & Paper (0.3%)
165,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., (144A), 8.25%, due 11/15/15(1)	166,856
125,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	83,750
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(1)	25,500
65,000	Graphic Packaging International, Inc., 9.5%, due 06/15/17	69,225
120,000	Neenah Paper, Inc., 7.375%, due 11/15/14	111,600
160,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(1)	163,600
165,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	155,925

	Total Forest Products & Paper	776,456

	Healthcare Providers (0.4%)
65,000	Community Health Systems, Inc., 8.875%, due 07/15/15	67,275
50,000	HCA, Inc., 9.25%, due 11/15/16	52,750
75,000	HCA, Inc., (144A), 9.875%, due 02/15/17(1)	81,563
30,000	Omnicare, Inc., 6.875%, due 12/15/15	29,475
165,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	158,400
60,000	Psychiatric Solutions, Inc., (144A), 7.75%, due 07/15/15(1)	56,400
120,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19(1)	127,500
105,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	108,150
125,000	US Oncology, Inc., 9.125%, due 08/15/17	131,562

	Total Healthcare Providers	813,075

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Heavy Machinery (0.0%)
$35,000	Altra Holdings, Inc., (144A), 8.125%, due 12/01/16(1)	$35,788

	Home Construction, Furnishings & Appliances (0.3%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	20,750
175,000	K Hovnanian Enterprises, Inc., (144A), 10.625%, due 10/15/16(1)	186,375
195,000	KB Home, 7.25%, due 06/15/18	183,300
75,000	Norcraft Cos. LP/Norcraft Finance Corp., (144A), 10.5%, due 12/15/15(1)	76,500
25,000	Standard Pacific Corp., 7%, due 08/15/15	22,375
175,000	Standard Pacific Corp., 7.75%, due 03/15/13	168,437
120,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	97,200

	Total Home Construction, Furnishings & Appliances	754,937

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	27,750

	Insurance (0.5%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	463,178
20,000	Leucadia National Corp., 7%, due 08/15/13	20,400
300,000	MetLife, Inc., 5.7%, due 06/15/35	299,274
250,000	WellPoint, Inc., 5.25%, due 01/15/16	264,223
175,000	WellPoint, Inc., 5.875%, due 06/15/17	188,668

	Total Insurance	1,235,743

	Lodging (0.4%)
306,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	241,740
200,000	Mandalay Resort Group, 6.375%, due 12/15/11	191,000
30,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14(1)	32,850
35,000	MGM Mirage, Inc., (144A), 11.125%, due 11/15/17(1)	39,025
155,000	MTR Gaming Group, Inc., (144A), 12.625%, due 07/15/14(1)	153,062
75,000	Sheraton Holding Corp., 7.375%, due 11/15/15	77,813
100,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., (144A), 7.875%, due 11/01/17(1)	100,000

	Total Lodging	835,490

	Media - Broadcasting & Publishing (1.0%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	49,500
160,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17(1)	164,800
2,000	CMP Susquehanna Corp., 1%, due 05/15/14	1,053
250,000	Comcast Corp., 5.3%, due 01/15/14	270,714
25,000	CSC Holdings, Inc., (144A), 8.625%, due 02/15/19(1)	27,250
85,000	DISH DBS Corp., 7.875%, due 09/01/19	87,762

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Media - Broadcasting & Publishing (Continued)
$155,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	$154,612
175,000	News America, Inc., 6.15%, due 03/01/37	177,129
150,000	News America, Inc., 6.4%, due 12/15/35	155,653
150,000	Salem Communications Corp., (144A), 9.625%, due 12/15/16(1)	157,875
150,000	Time Warner Cable, Inc., 6.2%, due 07/01/13	165,349
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	87,604
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	273,611
31,575	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	27,865
145,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	156,600
225,000	Viacom, Inc., 6.25%, due 04/30/16	251,035

	Total Media - Broadcasting & Publishing	2,208,412

	Medical Supplies (0.2%)
100,000	Biomet, Inc., 10.375%, due 10/15/17	109,000
250,000	Covidien International Finance SA, 6%, due 10/15/17	274,816
50,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	53,000
75,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	76,875

	Total Medical Supplies	513,691

	Metals (0.4%)
280,000	ArcelorMittal, 9%, due 02/15/15	338,891
15,000	Belden, Inc., 7%, due 03/15/17	14,625
25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	23,688
275,000	Rio Tinto Finance USA, Ltd., 5.875%, due 07/15/13	299,530
225,000	Ryerson Holding Corp., (144A), 0%, due 02/01/15(1) (3)	104,625
90,000	Ryerson, Inc., 12%, due 11/01/15	93,375
70,000	Teck Resources, Ltd., 10.25%, due 05/15/16	79,800
80,000	US Steel Corp., 7%, due 02/01/18	77,200

	Total Metals	1,031,734

	Oil & Gas (2.0%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	269,622
65,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	56,062
180,000	Basic Energy Services, Inc., 11.625%, due 08/01/14	195,525
225,000	ConocoPhillips, 6.5%, due 02/01/39	250,127
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	14,963
95,000	Denbury Resources, Inc., 9.75%, due 03/01/16	99,750
75,000	Forest Oil Corp., 7.25%, due 06/15/19	75,562
325,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	356,814
250,000	Marathon Oil Corp., 7.5%, due 02/15/19	287,881

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$150,000	Mariner Energy, Inc., 11.75%, due 06/30/16	$169,500
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	15,225
170,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	150,450
300,000	Petrobras International Finance Co., 7.875%, due 03/15/19	340,050
15,000	PetroHawk Energy Corp., 7.875%, due 06/01/15	15,337
120,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	131,700
50,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	50,750
180,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	169,650
82,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	84,870
255,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	252,450
450,000	Valero Energy Corp., 9.375%, due 03/15/19	546,159
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	5,063
375,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	454,416
100,000	XTO Energy, Inc., 5.5%, due 06/15/18	108,269
400,000	XTO Energy, Inc., 5.65%, due 04/01/16	443,605
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	169,994

	Total Oil & Gas	4,713,794

	Other (0.1%)
150,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	168,000
90,000	Yankee Acquisition Corp., 8.5%, due 02/15/15	89,550

	Total Other	257,550

	Pharmaceuticals (0.5%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	276,432
15,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	15,862
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	268,548
50,000	McKesson Corp., 6.5%, due 02/15/14	56,183
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	214,009
250,000	Novartis Securities Investment, Ltd., 5.125%, due 02/10/19	262,207

	Total Pharmaceuticals	1,093,241

	Radio Telephone Communications (0.2%)
300,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	388,971
120,000	Nextel Communications, Inc., 7.375%, due 08/01/15	108,600

	Total Radio Telephone Communications	497,571

	Real Estate (0.5%)
350,000	Boston Properties, LP (REIT), 5.875%, due 10/15/19	363,961
140,000	Felcor Lodging, LP (REIT), (144A), 10%, due 10/01/14(1)	138,250
325,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	339,594

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Real Estate (Continued)
$275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	$280,327

	Total Real Estate	1,122,132

	Restaurants (0.0%)
90,000	Real Mex Restaurants, Inc., 14%, due 01/01/13	87,300

	Retailers (0.6%)
150,000	CVS Caremark Corp., 6.6%, due 03/15/19	166,100
5,000	Harry & David Holdings, Inc., 5.256%, due 03/01/12(2)	3,400
110,000	Harry & David Holdings, Inc., 9%, due 03/01/13	78,100
120,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	114,600
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	108,075
150,000	QVC, Inc., (144A), 7.5%, due 10/01/19(1)	153,750
55,000	Rite Aid Corp., 7.5%, due 03/01/17	50,600
30,000	Rite Aid Corp., 9.75%, due 06/12/16	32,100
95,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17(1)	104,500
75,000	Toys R Us Property Co. II LLC, (144A), 8.5%, due 12/01/17(1)	77,250
350,000	Wal-Mart Stores, Inc., 5.8%, due 02/15/18	388,817

	Total Retailers	1,277,292

	Telephone Communications, exc. Radio (0.6%)
245,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	235,506
115,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	115,862
35,000	Citizens Communications Co., 6.625%, due 03/15/15	34,213
65,000	Frontier Communications Corp., 8.25%, due 05/01/14	68,088
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	30,150
95,000	Qwest Corp., 7.625%, due 06/15/15	100,937
100,000	Qwest Corp., 6.875%, due 09/15/33	92,000
375,000	Qwest Corp., 7.875%, due 09/01/11	391,875
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	127,333
150,000	Verizon Communications, Inc., 6.9%, due 04/15/38	166,965

	Total Telephone Communications, exc. Radio	1,362,929

	Telephone Systems (0.5%)
425,000	British Telecommunications PLC (United Kingdom), 5.95%, due 01/15/18	441,006
250,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	313,935
100,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	94,000
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	144,000
175,000	Windstream Corp., 8.625%, due 08/01/16	179,375

	Total Telephone Systems	1,172,316

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Textiles, Clothing & Fabrics (0.0%)
$55,000	Hanesbrands, Inc., 8%, due 12/15/16	$55,963

	Transportation (0.3%)
180,000	NCL Corp., Ltd., (144A), 11.75%, due 11/15/16(1)	191,700
240,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	277,200
25,000	United Parcel Service, Inc., 5.125%, due 04/01/19	27,116
225,000	United Parcel Service, Inc., 5.5%, due 01/15/18	247,602

	Total Transportation	743,618

	Total Corporate Bonds (Cost: $36,634,315) (17.5%)	40,566,174

	Collateralized Mortgage Obligations (42.8%)
1,961,406	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37(2)	1,239,338
5,283,000	BCAP LLC Trust (06-RR1-PE), 5%, due 11/25/36	3,730,757
2,156,295	BCAP LLC Trust (07-AA2-2A5), 6%, due 04/25/37	1,363,870
1,093,112	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	742,803
4,350,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,906,898
1,681,552	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,125,852
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,100,579
2,736,232	Countrywide Alternative Loan Trust (07-9T1-2A1), 6%, due 05/25/37	1,559,715
1,512,337	Countrywide Home Loans Mortgage Pass Through Trust (05-18-A7), 18.891%, due 10/25/35 (I/F)(2)	1,394,857
137,878	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	141,029
3,738,914	Countrywide Home Loans Mortgage Pass Through Trust (07-HYB2-3A1), 5.317%, due 02/25/47(2)	2,206,885
1,975,806	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.731%, due 07/25/37(2)	1,293,298
781,568	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	777,278
243,113	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	247,861
1,925,857	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 0.931%, due 08/25/36(2)	1,007,400
2,500,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	1,896,032
1,416,343	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,535,722
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,043,460
3,066,349	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,191,244
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,841,753
366,283	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	371,764
178,094	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	184,140
984,120	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,010,709
1,400,038	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,333,742
2,348,123	Federal Home Loan Mortgage Corp. (3315-S), 6.177%, due 05/15/37 (I/O) (I/F)(2)	261,230
342,872	Federal Home Loan Mortgage Corp. (3330-SB), 22.979%, due 06/15/37 (I/F) (TAC)(2)	352,340

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$1,147,041	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	$1,196,502
5,000,000	Federal Home Loan Mortgage Corp. (3406-B), 6%, due 01/15/38	5,396,212
916,462	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F)(2)	1,298,526
214,417	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	217,896
4,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	4,236,875
844,538	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	872,070
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,568,543
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,902,690
1,445,082	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,404,396
4,193,306	Federal National Mortgage Association (08-12-SE), 6.169%, due 01/25/33 (I/O) (I/F)(2)	381,585
4,155,767	Federal National Mortgage Association (08-30-SA), 6.619%, due 04/25/38 (I/O) (I/F)(2)	433,075
5,260,857	Federal National Mortgage Association (08-62-SN), 5.969%, due 07/25/38 (I/O) (I/F)(2)	528,097
5,019,581	Federal National Mortgage Association (09-111-ZB), 4.5%, due 01/25/40	4,562,612
4,816,022	Federal National Mortgage Association (09-24-SA), 5.389%, due 04/25/39 (I/O) (I/F)(2)	423,010
2,680,296	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	2,926,826
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	3,684,428
2,507,231	Federal National Mortgage Association (09-68-SA), 6.519%, due 09/25/39 (I/O) (I/F)(2)	234,946
1,272,731	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,292,082
3,366,563	Government National Mortgage Association (07-21-SE), 5.969%, due 04/20/37 (I/O) (I/F)(2)	233,987
4,316,682	Government National Mortgage Association (08-27-SI), 6.239%, due 03/20/38 (I/O) (I/F)(2)	311,324
4,981,577	Government National Mortgage Association (08-81-S), 5.969%, due 09/20/38 (I/O) (I/F)(2)	424,275
2,114,001	GSAA Home Equity Trust (07-9-A1A), 6%, due 10/25/37	1,626,789
1,000,000	GSAA Home Equity Trust (06-15-AF3A), 5.883%, due 09/25/36(2) (4)	657,486
2,155,189	GSR Mortgage Loan Trust (06-9F-4A1), 6.5%, due 10/25/36	1,445,567
2,130,827	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.045%, due 06/25/37(2)	1,102,573
2,329,605	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.438%, due 06/25/37(2)	1,283,746
2,859,222	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,862,750
3,651,866	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	2,048,931
1,665,986	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,416,287
2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,085,381
821,559	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 08/25/37	591,366
1,557,413	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,510,687
3,000,000	MASTR Alternative Loans Trust (06-3-1A3), 6.25%, due 07/25/36	1,958,448
1,239,415	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.668%, due 04/25/34(2)	1,244,644
1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46(2)	592,957
3,327,139	New Century Alternative Mortgage Loan Trust (06-ALT1-AF6), 6.167%, due 07/25/36(2)	2,142,583
2,210,600	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(1)	2,076,237

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$1,019,308	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	$698,023
830,178	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	548,550
2,141,831	Wells Fargo Mortgage Backed Securities Trust (06-11-A8), 6%, due 09/25/36	1,736,836

	Total Collateralized Mortgage Obligations (Cost: $91,639,869)	99,020,354

	Foreign Government Bonds & Notes (0.9%)
300,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	320,897
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	212,375
250,000	Province of Ontario (Canada), 4.1%, due 06/16/14	264,151
625,000	Republic of Poland, 6.25%, due 07/03/12	676,562
250,000	State of Israel, 4.625%, due 06/15/13	267,722
325,000	United Mexican States, 5.625%, due 01/15/17	342,293

	Total Foreign Government Bonds & Notes (Cost: $1,982,970)	2,084,000

	U.S. Government Agency Obligations (9.4%)
5,200,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	5,263,554
1,042,966	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.507%, due 01/01/37(2)	1,104,912
231,756	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	246,864
102,399	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	109,074
199,442	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	213,434
5,200,000	Federal National Mortgage Association, 2.75%, due 03/13/14	5,311,914
5,000,000	Federal National Mortgage Association, 2.875%, due 12/11/13	5,154,280
204,581	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	217,802
374,158	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	402,641
153,768	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	166,094
851,926	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	884,635
551,061	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	573,597
319,760	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	339,336
467,856	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	477,242
1,314,580	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,374,393

	Total U.S. Government Agency Obligations (Cost: $21,378,938)	21,839,772

	U.S. Treasury Bonds (5.2%)
5,700,000	U.S. Treasury Bond, 4.5%, due 02/15/36	5,743,640
1,900,000	U.S. Treasury Bond, 5.25%, due 11/15/28	2,112,266
3,100,000	U.S. Treasury Bond, 8.125%, due 08/15/19	4,236,344

	Total U.S. Treasury Bonds (Cost: $12,265,706)	12,092,250

	U.S. Treasury Notes (16.8%)
3,000,000	U.S. Treasury Note, 0.75%, due 11/30/11	3,000,469
15,500,000	U.S. Treasury Note, 1%, due 08/31/11	15,596,875
3,000,000	U.S. Treasury Note, 1.875%, due 02/28/14	2,994,375
8,500,000	U.S. Treasury Note, 2.375%, due 08/31/14	8,581,015
2,000,000	U.S. Treasury Note, 3.375%, due 11/15/19	1,961,250
2,200,000	U.S. Treasury Note, 3.5%, due 02/15/18	2,227,500

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$4,100,000	U.S. Treasury Note, 4.75%, due 08/15/17	$4,530,500

	Total U.S. Treasury Notes (Cost: $38,779,811)	38,891,984

	Total Fixed Income Securities (Cost: $202,681,609) (92.6%)	214,494,534

Number of Shares	Equity Securities
466	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock (Media - Broadcasting & Publishing)(1)	5
533	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Thrifts & Mortgage Finance)(1)	5
13	GMAC, Inc., (144A), Preferred Stock (Banking)(1)	9,230
964	Unisys Corp., Common Stock (Computer Integrated System Design)(3)	27,850

	Total Equity Securities (Cost: $ 17,659) (0.0%)	37,090

Principal Amount	Short-Term Investments
$8,120	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $10,000, U.S. Treasury Bill, 0.12%, due 07/01/10, valued at $9,995) (Total Amount to be Received Upon Repurchase $8,120)	8,120

	Total Short-Term Investments (Cost: $8,120) (0.0%)	8,120

	Total Investments (Cost: $202,707,388) (92.6%)	214,539,744
	Excess of Other Assets over Liabilities (7.4%)	17,111,673

	Net Assets (100.0%)	$231,651,417

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of these securities amounted to $7,879,647 or 3.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2010.

(3)		Non-income producing security.

(4)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Aerospace & Defense	0.1%
Airlines	0.0
Apparel Retailers	0.0
Automotive	0.4
Banking	2.6
Beverages, Food & Tobacco	1.0
Building Materials	0.1
Chemicals	0.3
Coal	0.1
Commercial Services	0.6
Communications	0.2
Computer & Data Processing Services	0.0
Computer Integrated Systems Design	0.1
Computers & Information	0.1
Containers & Packaging	0.1
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.1
Electric Utilities	0.8
Electrical Equipment	0.2
Electronics	0.2
Entertainment & Leisure	0.2
Financial Services	1.3
Food Retailers	0.1
Forest Products & Paper	0.3
Healthcare Providers	0.4
Heavy Machinery	0.0
Home Construction, Furnishings & Appliances	0.3
Industrial - Diversified	0.0
Insurance	0.5
Lodging	0.4
Media - Broadcasting & Publishing	1.0
Medical Supplies	0.2
Metals	0.4
Oil & Gas	2.0
Other	0.1
Pharmaceuticals	0.5
Private Mortgage-Backed Securities	21.2
Radio Telephone Communications	0.2
Real Estate	0.5
Restaurants	0.0
Retailers	0.6
Sovereign Government	0.9
Telephone Communications, exc. Radio	0.6
Telephone Systems	0.5
Textiles, Clothing & Fabrics	0.0
Transportation	0.3
U.S. Government Agency Obligations	31.0
U.S. Government Obligations	22.0
Short-Term Investments	0.0

Total	92.6%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Fixed Income Securities	Value
	Argentina (7.1% of Net Assets)
$3,050,000	Arcos Dorados B.V., (144A), 7.5%, due 10/01/19(1)	$3,027,125
5,075,608	Argentina Government Bond, 8.28%, due 12/31/33	3,502,170
3,400,000	YPF S.A., 10%, due 11/02/28	3,485,000

	Total Argentina (Cost: $9,860,175)	10,014,295

	Brazil (15.3%)
1,200,000	Banco BMG S.A., (144A), 9.95%, due 11/05/19(1)	1,263,008
4,250,000	Banco do Brasil S.A., (144A), 8.5%, due 10/29/49(1)	4,520,937
1,650,000	Banco do Brasil S.A., (Reg. S), 7.95%, due 12/31/49	1,683,000
2,200,000	Banco Votorantim S.A., (144A), 7.375%, due 01/21/20(1)	2,230,135
1,500,000	BFF International, Ltd., (144A), 7.25%, due 01/28/20(1)	1,487,361
4,700,000	European Bank for Reconstruction and Development (The), 9.25%, due 09/10/12	2,509,276
3,000,000	Globo Comunicacoes e Participacoes, S.A., 9.375%, due 04/20/49	3,067,500
1,700,000	Net Servicos de Comunicacao S.A., (144A), 7.5%, due 01/27/20(1)	1,734,000
3,000,000	Net Servicos de Comunicacao S.A., (Reg. S), 9.25%, due 12/30/49(2)	3,015,000

	Total Brazil (Cost: $20,796,022)	21,510,217

	Colombia (3.9%)
1,950,000	Drummond Co., Inc., 7.375%, due 02/15/16	1,915,875
1,400,000	Drummond Co., Inc., (144A), 9%, due 10/15/14(1)	1,463,000
2,000,000	Pacific Rubiales Energy Corp., (144A), 8.75%, due 11/10/16(1)	2,082,239

	Total Colombia (Cost: $5,066,114)	5,461,114

	Dominican Republic (1.0%)
1,870,000	Cap Cana S.A., (Reg. S), 10%, due 04/30/16(2)	822,800
880,000	Cap Cana S.A., (Reg. S), 10%, due 04/30/16(2)	563,200

	Total Dominican Republic (Cost: $1,222,811)	1,386,000

	El Salvador (4.6%)
4,812,000	AES El Salvador Trust, (Reg. S), 6.75%, due 02/01/16(2)	4,378,920
900,000	Republic of El Salvador, (144A), 7.375%, due 12/01/19(1)	947,250
1,000,000	Republic of El Salvador, (Reg. S), 7.75%, due 01/24/23(2)	1,095,000

	Total El Salvador (Cost: $5,876,043)	6,421,170

	Hong Kong (Cost: $991,209) (0.7%)
1,000,000	Noble Group, Ltd., (144A), 6.75%, due 01/29/20(1)	1,050,000

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Hungary (Cost: $1,997,202) (1.4%)
$2,000,000	Republic of Hungary, 6.25%, due 01/29/20	$2,011,696

	India (Cost: $2,602,138) (2.1%)
2,700,000	Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18	2,891,700

	Indonesia (Cost: $1,486,608) (1.1%)
1,500,000	Listrindo Capital B.V., (144A), 9.25%, due 01/29/15(1)	1,539,000

	Israel (1.5%)
1,000,000	Israel Electric Corp., Ltd. (Reg. S), 7.75%, due 12/15/27	1,070,000
1,000,000	Israel Electric Corp., Ltd., (Reg. S), 7.875%, due 12/15/26(2)	1,060,000

	Total Israel (Cost: $2,138,714)	2,130,000

	Kazakhstan (4.5%)
1,000,000	CenterCredit International B.V., (Reg. S), 8.625%, due 01/30/14	970,000
1,000,000	Intergas Finance B.V., (Reg. S), 6.375%, due 05/14/17	985,000
1,175,000	Kazakhstan Temir Zholy Finance B.V., 7%, due 05/11/16	1,148,562
2,750,000	Kazkommerts International B.V., (Reg. S), 8%, due 11/03/15	2,488,750
700,000	KazMunaiGaz Finance Sub B.V., (Reg. S), 9.125%, due 07/02/18	799,750

	Total Kazakhstan (Cost: $6,003,968)	6,392,062

	Mexico (16.2%)
3,350,000	Axtel S.A.B. de C.V., (144A), 9%, due 09/22/19(1)	3,467,250
4,250,000	Banco Mercantil del Norte S.A., (Reg. S), 6.862%, due 10/13/21(3)	4,090,625
1,500,000	Desarrolladora Homex S.A. de C.V., (144A), 9.5%, due 12/11/19(1)	1,537,500
1,850,000	Grupo Petrotemex S.A. de C.V., (144A), 9.5%, due 08/19/14(1)	1,924,000
1,700,000	Grupo Petrotemex S.A. de C.V., (Reg. S), 9.5%, due 08/19/14	1,768,000
1,550,000	Grupo Posadas S.A.B. de C.V., (144A), 9.25%, due 01/15/15(1)	1,593,090
947,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16(2)	729,190
1,400,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	1,417,500
32,150,000	MEX BONOS DESARR, 7.75%, due 12/14/17	2,460,409
3,750,000	Urbi, Desarrolls Urbanos, S.A. de C.V., (144A), 9.5%, due 01/21/20(1)	3,787,500

	Total Mexico (Cost: $22,355,144)	22,775,064

	Peru (4.8%)
4,850,000	Banco de Credito del Peru, (144A), 9.75%, due 11/06/69(1) (3)	5,274,375

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Peru (Continued)
$1,375,062	IIRSA Norte Finance, Ltd., (Reg. S), 8.75%, due 05/30/24(2)	$1,464,441

	Total Peru (Cost: $6,366,375)	6,738,816

	Philippines (2.8%)
1,500,000	First Gen Corp., Convertible Bond, 2.5%, due 02/11/13	1,650,000
2,312,000	Quezon Power, Ltd. Co., 8.86%, due 06/15/17	2,242,640

	Total Philippines (Cost: $3,752,508)	3,892,640

	Poland (Cost: $1,420,900) (1.0%)
4,140,000	Poland Government Bond, 5.5%, due 04/25/15	1,430,392

	Qatar (3.2%)
3,000,000	Nakilat, Inc, (Reg. S), 6.267%, due 12/31/33(2)	2,775,000
1,800,000	Qatar Government Bond, (144A), 6.4%, due 01/20/40(1)	1,791,000

	Total Qatar (Cost: $4,433,432)	4,566,000

	Russia (13.0%)
680,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	629,000
4,100,000	Kuznetski Capital (Bank of Moscow), 6.807%, due 05/10/17	3,932,802
1,550,000	Lukoil International Finance B.V., (144A), 7.25%, due 11/05/19(1)	1,579,465
84,000,000	Sibmetinvest, 13.5%, due 10/10/19(3)	2,895,808
2,900,000	TNK-BP Finance S.A., (144A), 7.25%, due 02/02/20(1)	2,889,125
1,700,000	TNK-BP Finance S.A., (Reg. S), 7.5%, due 07/18/16	1,774,375
2,500,000	UBS Luxembourg S.A. for OJSC Vimpel Communications, (Reg. S), 8.25%, due 05/23/16	2,612,500
1,000,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, (Reg. S), 9.125%, due 04/30/18	1,080,000
925,000	VTB Capital S.A., (Reg. S), 6.25%, due 06/30/35	878,750

	Total Russia (Cost: $17,941,371)	18,271,825

	Singapore (Cost: $815,807) (0.6%)
950,000	BW Group, Ltd., (Reg. S), 6.625%, due 06/28/17(2)	907,250

	South Korea (Cost: $2,860,805) (2.1%)
3,200,000	Shinhan Bank, 5.663%, due 03/02/35(3)	2,912,000

	Trinidad And Tobago (5.5%)
2,160,000	National Gas Co. of Trinidad & Tobago, Ltd., (Reg. S), 6.05%, due 01/15/36(2)	1,973,808

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Trinidad And Tobago (Continued)
$1,600,000	Petroleum Co. of Trinidad & Tobago, Ltd., (144A), 9.75%, due 08/14/19(1)	$1,808,000
3,100,000	Petroleum Co. of Trinidad & Tobago, Ltd., 6%, due 05/08/22(2)	2,875,250
1,000,000	Petroleum Co. of Trinidad & Tobago, Ltd., (Reg. S), 9.75%, due 08/14/19(2)	1,130,000

	Total Trinidad And Tobago (Cost: $7,579,309)	7,787,058

	Ukraine (1.5%)
1,500,000	Nak Naftogaz Urkraine, 9.5%, due 09/30/14	1,408,740
1,000,000	PrivatBank, 8.75%, due 02/09/16(3)	745,000

	Total Ukraine (Cost: $2,019,856)	2,153,740

	United Arab Emirates (1.7%)
1,700,000	Abu Dhabi National Energy Co., (144A), 6.25%, due 09/16/19(1)	1,680,372
800,000	DP World Sukuk, Ltd., (Reg. S), 6.25%, due 07/02/17(2)	686,000

	Total United Arab Emirates (Cost: $2,391,681)	2,366,372

	Venezuela (2.2%)
2,250,000	Petroleos de Venezuela S.A., 5.25%, due 04/12/17	1,372,500
2,500,000	Venezuela Government Bond, (Reg. S), 9.25%, due 05/07/28	1,750,000

	Total Venezuela (Cost: $2,956,510)	3,122,500

	Vietnam (Cost: $985,768) (0.7%)
1,000,000	Socialist Republic of Vietnam, (144A), 6.75%, due 01/29/20(1)	1,002,825

	Total Fixed Income Securities (Cost: $133,920,470) (98.5%)	138,733,736

	Short-Term Investments
4,702,650	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $4,800,000 U.S. Treasury Bill, 0.13%, due 07/15/10, valued at $4,797,120) (Total Amount to be Received Upon Repurchase $4,702,654)	4,702,650

	Total Short-Term Investments (Cost: $4,702,650) (3.3%)	4,702,650

	Total Investments (Cost: $138,623,120) (101.8%)	143,436,386
	Liabilities in Excess of Other Assets (-1.8%)	(2,507,525)

	Total Net Assets (100.0%)	$140,928,861

Notes to the Schedule of Investments:

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

See accompanying notes to Schedule of Investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of these securities amounted to $49,678,557 or 35.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)	Non-income producing security.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2010.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Banking	23.4%
Beverages, Food & Tobacco	1.1
Coal	2.4
Electric Utilities	5.9
Financial Services	13.4
Home Construction, Furnishings & Appliances	3.8
Lodging	1.1
Media - Broadcasting & Publishing	1.2
Metals	2.1
Oil & Gas	14.4
Radio Telephone Communications	1.8
Real Estate	1.0
Restaurants	2.1
Sovereign Government	14.4
Telephone Systems	9.3
Transportation	1.1
Short-Term Investments	3.3

Total	101.8%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Corporate Bonds	Value
	Airlines (1.0% of Net Assets)
$1,375,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14(1)	$1,423,125

	Apparel Retailers (0.7%)
1,000,000	Limited Brands, Inc., (144A), 8.5%, due 06/15/19(1)	1,072,500

	Automotive (3.9%)
475,000	American Axle & Manufacturing Holdings, Inc., (144A), 9.25%, due 01/15/17(1)	492,813
1,100,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	1,034,000
700,000	Goodyear Tire & Rubber Co., 10.5%, due 05/15/16	759,500
1,225,000	Navistar International Corp., 8.25%, due 11/01/21	1,231,125
1,275,000	Tenneco, Inc., 8.125%, due 11/15/15	1,262,250
875,000	TRW Automotive, Inc., (144A), 7.25%, due 03/15/17(1)	846,562

	Total Automotive	5,626,250

	Banking (1.6%)
625,000	Credit Acceptance Corp., (144A), 9.125%, due 02/01/17(1)	618,750
1,740,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	1,753,050

	Total Banking	2,371,800

	Beverages, Food & Tobacco (4.1%)
1,150,000	Beverages & More, Inc., (144A), 9.25%, due 03/01/12(1)	1,155,750
350,000	Dean Foods Co., 7%, due 06/01/16	338,625
1,250,000	Dole Food Co., Inc., (144A), 8%, due 10/01/16(1)	1,293,750
1,775,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16(1)	1,761,687
500,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	467,500
900,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14(1)	976,500

	Total Beverages, Food & Tobacco	5,993,812

	Building Materials (0.7%)
1,050,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	1,078,875

	Chemicals (1.7%)
1,300,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16(1)	1,134,250
1,550,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	1,015,250
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	261,938

	Total Chemicals	2,411,438

	Coal (0.5%)
450,000	Drummond Co., Inc., (144A), 9%, due 10/15/14(1)	470,250

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Coal (Continued)
$225,000	Massey Energy Co., 6.875%, due 12/15/13	$222,750

	Total Coal	693,000

	Commercial Services (5.0%)
1,100,000	Aramark Services, Inc., 8.5%, due 02/01/15	1,100,000
1,490,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	1,519,800
800,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	744,000
850,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	847,875
200,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14(1)	217,000
700,000	Education Management LLC, 8.75%, due 06/01/14	721,000
100,000	Iron Mountain, Inc., 8%, due 06/15/20	100,750
375,000	Koppers, Inc., (144A), 7.875%, due 12/01/19(1)	383,437
1,750,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	1,715,000

	Total Commercial Services	7,348,862

	Communications (3.7%)
560,000	Aeroflex, Inc., 11.75%, due 02/15/15	585,200
1,120,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14(1)	1,202,600
580,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15(1)	593,050
725,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	732,250
1,000,000	Intelsat Bermuda, Ltd., 11.5%, due 02/04/17	1,015,000
1,275,000	Intelsat Jackson Holdings, Ltd., (144A), 8.5%, due 11/01/19(1)	1,306,875

	Total Communications	5,434,975

	Computer & Data Processing Services (1.3%)
175,000	Brocade Communications Systems, Inc., (144A), 6.625%, due 01/15/18(1)	177,625
100,000	Brocade Communications Systems, Inc., (144A), 6.875%, due 01/15/20(1)	102,500
250,000	Seagate Technology International, (144A), 10%, due 05/01/14(1)	286,250
1,250,000	SunGard Data Systems, Inc., 10.25%, due 08/15/15	1,296,875

	Total Computer & Data Processing Services	1,863,250

	Computer Integrated Systems Design (0.9%)
625,000	Unisys Corp., 12.5%, due 01/15/16	662,500
501,000	Unisys Corp., (144A), 14.25%, due 09/15/15(1)	588,675

	Total Computer Integrated Systems Design	1,251,175

	Computers & Information (0.6%)
875,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	953,750

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Containers & Packaging (0.6%)
$825,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	$853,875

	Data Processing & Preparation (1.2%)
1,975,000	First Data Corp., 9.875%, due 09/24/15	1,757,750

	Diversified Financial Services-Specialized Finance (0.4%)
123,000	GMAC, Inc., 6%, due 12/15/11	120,540
495,000	GMAC, Inc., 6.875%, due 09/15/11	493,144

	Total Diversified Financial Services-Specialized Finance	613,684

	Electric Utilities (7.6%)
700,000	AES Corp., 8%, due 10/15/17	708,750
1,750,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,575,000
1,875,000	Edison Mission Energy, 7%, due 05/15/17	1,476,562
1,400,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(1)	1,431,500
1,200,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16(1)	1,287,000
1,000,000	NRG Energy, Inc., 7.375%, due 02/01/16	992,500
327,000	PNM Resources, Inc., 9.25%, due 05/15/15	350,708
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	803,755
1,500,000	RRI Energy, Inc., 7.625%, due 06/15/14	1,447,500
1,250,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15(2)	975,000

	Total Electric Utilities	11,048,275

	Electrical Equipment (0.3%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	380,625

	Electronics (1.1%)
100,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	89,000
150,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	134,625
900,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	904,500
465,000	Viasystems, Inc., (144A), 12%, due 01/15/15(1)	502,200

	Total Electronics	1,630,325

	Entertainment & Leisure (4.0%)
1,175,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, (144A), 12%, due 10/15/15(1)	1,051,625
415,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	394,250
1,275,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	369,750
675,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(1)	543,375

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Entertainment & Leisure (Continued)
$1,520,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	$1,413,600
1,975,000	WMG Holdings Corp., 9.5%, due 12/15/14(2)	1,994,750

	Total Entertainment & Leisure	5,767,350

	Financial Services (5.5%)
1,225,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. (144A), 8.625%, due 11/15/17(1)	1,228,062
1,430,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	972,400
1,050,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	1,071,000
725,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 7.75%, due 01/15/16(1)	690,563
1,175,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 8%, due 01/15/18(1)	1,119,187
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	362,500
1,690,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	1,554,800
950,000	Reynolds Group Escrow, (144A), 7.75%, due 10/15/16(1)	961,875

	Total Financial Services	7,960,387

	Forest Products & Paper (2.7%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11(3), (4)	93,500
1,000,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., (144A), 8.25%, due 11/15/15(1)	1,011,250
350,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	234,500
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(1)	306,000
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	702,150
475,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(1)	485,688
1,100,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	1,039,500

	Total Forest Products & Paper	3,872,588

	Healthcare Providers (3.4%)
1,100,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,138,500
975,000	HCA, Inc., 9.25%, due 11/15/16	1,028,625
1,250,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,200,000
750,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19(1)	796,875
775,000	US Oncology, Inc., 9.125%, due 08/15/17	815,687

	Total Healthcare Providers	4,979,687

	Heavy Machinery (0.2%)
275,000	Altra Holdings, Inc., (144A), 8.125%, due 12/01/16(1)	281,188

	Home Construction, Furnishings & Appliances (4.5%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	539,500

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Home Construction, Furnishings & Appliances (Continued)
$1,425,000	K Hovnanian Enterprises, Inc., (144A), 10.625%, due 10/15/16(1)	$1,517,625
1,350,000	KB Home, 7.25%, due 06/15/18	1,269,000
550,000	Norcraft Cos. LP/Norcraft Finance Corp., (144A), 10.5%, due 12/15/15(1)	561,000
400,000	Standard Pacific Corp., 7%, due 08/15/15	358,000
1,025,000	Standard Pacific Corp., 7.75%, due 03/15/13	986,562
1,715,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	1,389,150

	Total Home Construction, Furnishings & Appliances	6,620,837

	Industrial - Diversified (0.2%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	323,750

	Lodging (3.9%)
1,425,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	1,125,750
1,250,000	Mandalay Resort Group, 6.375%, due 12/15/11	1,193,750
425,000	MGM Mirage, Inc., 6.75%, due 04/01/13	379,312
200,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14(1)	219,000
275,000	MGM Mirage, Inc., (144A), 11.125%, due 11/15/17(1)	306,625
250,000	MGM Mirage, Inc., 13%, due 11/15/13	287,500
1,300,000	MTR Gaming Group, Inc., (144A), 12.625%, due 07/15/14(1)	1,283,750
325,000	Sheraton Holding Corp., 7.375%, due 11/15/15	337,188
550,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., (144A), 7.875%, due 11/01/17(1)	550,000

	Total Lodging	5,682,875

	Media - Broadcasting & Publishing (4.7%)
1,500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	1,485,000
1,000,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17(1)	1,030,000
34,000	CMP Susquehanna Corp., 1%, due 05/15/14	17,893
500,000	DISH DBS Corp., 7.875%, due 09/01/19	516,250
1,325,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,321,687
1,145,000	Salem Communications Corp., (144A), 9.625%, due 12/15/16(1)	1,205,113
289,437	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	255,428
950,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	1,026,000

	Total Media - Broadcasting & Publishing	6,857,371

	Medical Supplies (2.0%)
800,000	Biomet, Inc., 10.375%, due 10/15/17	872,000
125,000	DJO Finance LLC/DJO Finance Corp., (144A), 10.875%, due 11/15/14(1)	132,500
750,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	795,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Medical Supplies (Continued)
$1,075,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	$1,101,875

	Total Medical Supplies	2,901,375

	Metals (3.0%)
250,000	Alcoa, Inc., 5.72%, due 02/23/19	236,612
250,000	Belden, Inc., 7%, due 03/15/17	243,750
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	473,750
2,325,000	Ryerson Holding Corp., (144A), 0%, due 02/01/15(1) (4)	1,081,125
625,000	Ryerson, Inc., 12%, due 11/01/15	648,438
500,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	495,000
575,000	Teck Resources, Ltd., 10.25%, due 05/15/16	655,500
500,000	US Steel Corp., 7%, due 02/01/18	482,500

	Total Metals	4,316,675

	Oil & Gas (8.6%)
425,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	366,563
700,000	Basic Energy Services, Inc., 11.625%, due 08/01/14	760,375
500,000	Chesapeake Energy Corp., 7%, due 08/15/14	505,000
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	399,000
450,000	Denbury Resources, Inc., 9.75%, due 03/01/16	472,500
250,000	Encore Acquisition Co., 9.5%, due 05/01/16	261,250
1,250,000	Expro Finance Luxembourg SCA, (144A), 8.5%, due 12/15/16(1)	1,249,357
750,000	Forest Oil Corp., 7.25%, due 06/15/19	755,625
500,000	Forest Oil Corp., 8.5%, due 02/15/14	526,250
1,100,000	Mariner Energy, Inc., 11.75%, due 06/30/16	1,243,000
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	1,349,625
350,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	363,125
730,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	801,175
550,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	558,250
1,500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,413,750
1,500,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	1,485,000

	Total Oil & Gas	12,509,845

	Other (1.1%)
500,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	560,000
1,125,000	Yankee Acquisition Corp., 8.5%, due 02/15/15	1,119,375

	Total Other	1,679,375

	Pharmaceuticals (0.1%)
100,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	105,750

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Radio Telephone Communications (0.8%)
$1,250,000	Nextel Communications, Inc., 7.375%, due 08/01/15	$1,131,250

	Real Estate (1.4%)
1,100,000	DuPont Fabros Technology, LP (REIT), (144A), 8.5%, due 12/15/17(1)	1,127,500
950,000	Felcor Lodging, LP (REIT), (144A), 10%, due 10/01/14(1)	938,125

	Total Real Estate	2,065,625

	Restaurants (0.8%)
1,225,000	Real Mex Restaurants, Inc., 14%, due 01/01/13	1,188,250

	Retailers (4.4%)
400,000	Harry & David Holdings, Inc., 5.256%, due 03/01/12(2)	272,000
850,000	Harry & David Holdings, Inc., 9%, due 03/01/13	603,500
975,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	931,125
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	491,250
975,000	QVC, Inc., (144A), 7.5%, due 10/01/19(1)	999,375
350,000	Rite Aid Corp., 7.5%, due 03/01/17	322,000
850,000	Rite Aid Corp., 9.75%, due 06/12/16	909,500
750,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17(1)	825,000
1,100,000	Toys R Us Property Co. II LLC, (144A), 8.5%, due 12/01/17(1)	1,133,000

	Total Retailers	6,486,750

	Telephone Communications, exc. Radio (3.6%)
1,400,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	1,345,750
1,825,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,838,687
400,000	Frontier Communications Corp., 8.25%, due 05/01/14	419,000
150,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	150,750
775,000	Qwest Corp., 7.625%, due 06/15/15	823,438
200,000	Qwest Corp., 6.875%, due 09/15/33	184,000
500,000	Qwest Corp., 8.375%, due 05/01/16	545,000

	Total Telephone Communications, exc. Radio	5,306,625

	Telephone Systems (2.9%)
1,000,000	Level 3 Financing, Inc., (144A), 10%, due 02/01/18(1)	937,500
110,000	PAETEC Holding Corp., 8.875%, due 06/30/17	111,100
1,000,000	Sprint Capital Corp., 8.75%, due 03/15/32	900,000
1,000,000	Windstream Corp., 8.625%, due 08/01/16	1,025,000
1,275,000	Windstream Corp., (144A), 7.875%, due 11/01/17(1)	1,254,281

	Total Telephone Systems	4,227,881

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Textiles, Clothing & Fabrics (0.3%)
$370,000	Hanesbrands, Inc., 8%, due 12/15/16	$376,475

	Transportation (1.7%)
1,650,000	NCL Corp., Ltd., (144A), 11.75%, due 11/15/16(1)	1,757,250
600,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	693,000

	Total Transportation	2,450,250

	Total Corporate Bonds (Cost: $132,566,039) (96.7%)	140,899,505

Number of Shares	Equity Securities
3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	92,925
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio)(4)	116,400
7,929	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock (Media - Broadcasting & Publishing)(1)	79
9,061	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Thrifts & Mortgage Finance)(1)	91
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery)(4)	76,992
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers)(4)	81,550
131	GMAC, Inc., (144A), Preferred Stock (Banking) (1)	93,010
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio)(1)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio)(4)	68,110
5,500	Rogers Communications, Inc. - Class B, Common Stock (Radio Telephone Communications)	171,930
8,036	Unisys Corp., Common Stock (Computer Integrated System Design)(4)	232,160

	Total Equity Securities (Cost: $1,334,043) (0.7%)	933,247

	Total Investments (Cost: $133,900,082) (97.4%)	141,832,752
	Excess of Other Assets over Liabilities (2.6%)	3,830,462

	Net Assets (100.0%)	$145,663,214

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of these securities amounted to $55,131,471 or 37.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2010.

See accompanying notes to Schedule of Investments.

(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)	Non-income producing security.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Airlines	1.0%
Apparel Retailers	0.7
Automotive	3.9
Banking	1.7
Beverages, Food & Tobacco	4.1
Building Materials	0.7
Chemicals	1.7
Coal	0.5
Commercial Services	5.0
Communications	3.7
Computer & Data Processing Services	1.3
Computer Integrated Systems Design	1.0
Computers & Information	0.6
Containers & Packaging	0.6
Data Processing & Preparation	1.2
Diversified Financial Services-Specialized Finance	0.4
Electric Utilities	7.6
Electrical Equipment	0.3
Electronics	1.1
Entertainment & Leisure	4.0
Financial Services	5.5
Forest Products & Paper	2.7
Healthcare Providers	3.5
Heavy Machinery	0.3
Home Construction, Furnishings & Appliances	4.5
Industrial - Diversified	0.2
Lodging	3.9
Media - Broadcasting & Publishing	4.7
Medical Supplies	2.0
Metals	3.0
Oil & Gas	8.7
Other	1.1
Pharmaceuticals	0.1
Radio Telephone Communications	0.9
Real Estate	1.4
Restaurants	0.8
Retailers	4.4
Telephone Communications, exc. Radio	3.7
Telephone Systems	2.9
Textiles, Clothing & Fabrics	0.3
Transportation	1.7

Total	97.4%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (60.9% of Net Assets)
$699,069	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 2.645%, due 08/25/34(1)	$622,406
1,676,691	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35(1)	1,277,084
3,262,130	Countrywide Alternative Loan Trust (05-76-1A1), 2.024%, due 01/25/36(1)	2,183,500
882,901	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 3.813%, due 07/20/34(1)	646,191
2,055,965	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)(1)	1,765,984
329,916	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 3.256%, due 11/25/32(1)	302,143
1,811,858	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	1,349,314
19,011	Federal Home Loan Mortgage Corp. (2432-FH), 0.933%, due 03/15/32(1)	19,011
145,714	Federal Home Loan Mortgage Corp. (2585-FD), 0.733%, due 12/15/32(1)	145,404
1,093,642	Federal Home Loan Mortgage Corp. (2649-PF), 0.633%, due 06/15/33 (PAC)(1)	1,086,372
164,200	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)(1)	164,883
1,697,142	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.583%, due 05/15/36(1)	1,664,340
1,667,652	Federal Home Loan Mortgage Corp. Strip (244-F14), 0.633%, due 12/15/36(1)	1,635,483
2,171,195	Federal National Mortgage Association (03-64-FN), 0.681%, due 07/25/33(1)	2,146,219
489,754	Federal National Mortgage Association (06-74-GF), 0.731%, due 08/25/36 (TAC)(1)	488,878
643,241	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.731%, due 06/25/34(1)	570,007
134,817	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.681%, due 12/25/33(1)	110,303
1,927,486	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 4.344%, due 05/01/36(1)	1,450,067
1,178,200	Government National Mortgage Association (09-66-UF), 1.233%, due 08/16/39(1)	1,184,276
1,269,311	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 1.881%, due 10/25/45(1)	657,469
3,242,064	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.481%, due 03/25/36(1)	1,766,957
897,020	Harborview Mortgage Loan Trust (05-4-2A), 3.704%, due 07/19/35(1)	590,785
1,223,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36(1)	1,178,221
1,644,592	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47(1)	1,320,151
90,754	Residential Accredit Loans, Inc. (02-QS16-A2), 0.781%, due 10/25/17(1)	81,973
1,219,065	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,150,146
2,038,617	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,396,046
928,322	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	548,028
3,336,977	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 3.761%, due 11/25/35(1)	1,948,127
3,165,048	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,540,337
1,089,738	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17(1)	1,066,336

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$25,121	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.681%, due 03/25/33 (PAC)(1)	$24,070

	Total Collateralized Mortgage Obligations (Cost: $41,091,803)	33,080,511

	U.S. Government Agency Obligations (27.5%)
39,951	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.375%, due 08/01/33(1)	41,415
307,974	Federal Home Loan Mortgage Corp., Pool #310005, 7.189%, due 11/01/19(1)	313,429
87,766	Federal Home Loan Mortgage Corp., Pool #610967, 3.228%, due 04/01/28(1)	90,528
225,501	Federal Home Loan Mortgage Corp., Pool #780721, 3.025%, due 08/01/33(1)	232,399
70,084	Federal Home Loan Mortgage Corp., Pool #780833, 2.768%, due 09/01/33(1)	71,226
591,142	Federal Home Loan Mortgage Corp., Pool #781122, 2.847%, due 12/01/33(1)	616,312
38,617	Federal Home Loan Mortgage Corp., Pool #789924, 2.86%, due 11/01/32(1)	39,791
1,197,646	Federal Home Loan Mortgage Corp., Pool #847342, 2.859%, due 05/01/34(1)	1,246,944
971,171	Federal National Mortgage Association, Pool #462360, 6.15%, due 08/01/36(1)	1,002,690
126,923	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	140,369
14,877	Federal National Mortgage Association, Pool #661691, 3.115%, due 10/01/32(1)	15,221
268,721	Federal National Mortgage Association, Pool #711014, 3.211%, due 10/01/33(1)	281,456
101,551	Federal National Mortgage Association, Pool #725886, 3.461%, due 05/01/34(1)	105,489
449,639	Federal National Mortgage Association, Pool #735084, 3.319%, due 02/01/34(1)	470,989
153,233	Federal National Mortgage Association, Pool #735524, 3.262%, due 02/01/35(1)	158,964
508,612	Federal National Mortgage Association, Pool #735542, 3.399%, due 11/01/34(1)	527,801
696,737	Federal National Mortgage Association, Pool #770222, 3.693%, due 04/01/34(1)	725,320
54,039	Federal National Mortgage Association, Pool #786884, 3.435%, due 08/01/34(1)	55,612
662,498	Federal National Mortgage Association, Pool #793031, 2.133%, due 07/01/34(1)	679,731
473,134	Federal National Mortgage Association, Pool #804017, 2.55%, due 12/01/34(1)	482,034
441,649	Federal National Mortgage Association, Pool #821159, 2.818%, due 05/01/35(1)	462,032
1,528,477	Federal National Mortgage Association, Pool #821542, 3.601%, due 05/01/35(1)	1,580,503
343,270	Federal National Mortgage Association, Pool #821915, 2.927%, due 06/01/35(1)	353,524
383,449	Federal National Mortgage Association, Pool #822073, 2.782%, due 07/01/35(1)	394,152
143,015	Federal National Mortgage Association, Pool #826239, 2.834%, due 07/01/35(1)	144,976
141,801	Federal National Mortgage Association, Pool #830581, 2.209%, due 05/01/35(1)	142,476
309,080	Federal National Mortgage Association, Pool #832721, 2.884%, due 09/01/35(1)	315,616
461,346	Federal National Mortgage Association, Pool #841970, 2.846%, due 10/01/33(1)	474,348
959,520	Federal National Mortgage Association, Pool #851282, 2.159%, due 11/01/35(1)	973,415
1,086,551	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	1,170,115
170,994	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	184,438
52,576	Government National Mortgage Association II, Pool #80022, 3.125%, due 12/20/26(1)	53,366
376,908	Government National Mortgage Association II, Pool #80546, 3%, due 10/20/31(1)	386,980

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$46,322	Government National Mortgage Association II, Pool #80636, 3.625%, due 09/20/32(1)	$47,340
247,431	Government National Mortgage Association II, Pool #80734, 3.625%, due 09/20/33(1)	251,086
7,676	Government National Mortgage Association II, Pool #80747, 3.125%, due 10/20/33(1)	7,753
33,133	Government National Mortgage Association II, Pool #80757, 3.625%, due 10/20/33(1)	33,608
95,869	Government National Mortgage Association II, Pool #80764, 3.125%, due 11/20/33(1)	96,825
99,140	Government National Mortgage Association II, Pool #80766, 3.125%, due 11/20/33(1)	100,129
258,507	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34(1)	261,720
100,046	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34(1)	103,394
94,630	Government National Mortgage Association II, Pool #80937, 4.5%, due 06/20/34(1)	96,763

	Total U.S. Government Agency Obligations (Cost: $14,552,584)	14,932,279

	Total Fixed Income Securities (Cost: $55,644,387) (88.4%)	48,012,790

	Short-Term Investments
5,001,433	Federal Home Loan Mortgage Corp. Discount Note, 0.05%, due 02/19/10	4,999,861
1,141,484	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $1,170,000, U.S. Treasury Bill, 0.13%, due 07/15/10, valued at $1,169,298) (Total Amount to be Received Upon Repurchase $1,141,485)	1,141,484

	Total Short-Term Investments (Cost: $6,142,779) (11.3%)	6,141,345

	Total Investments (Cost: $61,787,166) (99.7%)	54,154,135
	Excess of Other Assets over Liabilities (0.3%)	165,854

	Net Assets (100.0%)	$54,319,989

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2010.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	45.2%
U.S. Government Agency Obligations	43.2
Short-Term Investments	11.3

Total	99.7%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2010

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (64.3% of Net Assets)
$7,812,956	Adjustable Rate Mortgage Trust (04-5-3A1), 4.938%, due 04/25/35(1)	$6,717,176
17,112,826	Adjustable Rate Mortgage Trust (05-12-2A1), 5.591%, due 03/25/36(1)	11,192,885
71,164,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.714%, due 05/25/36(1)	45,077,413
12,782,786	American Home Mortgage Assets (05-2-2A1A), 3.957%, due 01/25/36(1)	6,686,770
8,064,731	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)(1)	6,356,370
28,453,253	Banc of America Funding Corp. (07-6-A2), 0.511%, due 07/25/37(1)	17,505,676
8,122,928	Banc of America Funding Corp. (09-R14A-2A), (144A), 14.574%, due 07/26/35 (I/F)(1) (2)	7,148,176
22,974,980	BCAP LLC Trust (07-AA4-11A1), 5.998%, due 06/25/47(1)	14,231,752
3,083,376	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.089%, due 02/25/35(1)	2,020,611
14,652,704	Bear Stearns Alt-A Trust (06-3-23A1), 5.794%, due 05/25/36(1)	9,020,609
5,441,603	Bear Stearns Alt-A Trust (06-8-1A1), 0.391%, due 06/25/46(1)	2,664,976
24,512,254	Bear Stearns Alt-A Trust (06-8-2A1), 5.151%, due 08/25/46(1)	14,206,775
15,000,000	Chase Mortgage Finance Corp. (06-S3-1A2), 6%, due 11/25/36	11,586,000
8,418,721	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	7,061,399
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36(1)	14,876,820
9,939,207	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	9,440,146
16,300,000	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36(1)	15,391,409
60,895,923	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A5A), 5.751%, due 07/25/36(1)	45,308,808
11,067,277	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36(2)	7,069,223
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 0.381%, due 12/25/36(1)	7,370,684
7,815,039	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	7,222,271
55,000,000	CitiMortgage Alternative Loan Trust (06-A7-1A4), 5.75%, due 12/25/36	38,142,137
9,961,010	Countrywide Alternative Loan Trust (04-28CB-2A4), 5.75%, due 01/25/35	9,144,307
2,003,762	Countrywide Alternative Loan Trust (05-27-1A2), 1.944%, due 08/25/35(1)	1,120,760
13,048,519	Countrywide Alternative Loan Trust (05-76-1A1), 2.024%, due 01/25/36(1)	8,734,000
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	14,915,902
7,560,586	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	6,733,330
13,388,004	Countrywide Alternative Loan Trust (05-J3-3A1), 6.5%, due 09/25/34	12,233,289
6,374,016	Countrywide Alternative Loan Trust (05-J5-1A1), 0.531%, due 05/25/35(1)	4,881,248
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,193,065
20,427,625	Countrywide Alternative Loan Trust (06-26CB-A18), 6.5%, due 09/25/36	13,741,540
11,210,297	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.831%, due 01/25/37(1)	6,577,132
40,000,000	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	28,610,752
28,197,250	Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36	18,615,046
15,028,152	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	12,151,671
17,245,953	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	12,407,037

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$38,045,115	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	$25,472,391
19,892,367	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	13,529,958
12,665,520	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	10,152,271
36,309,817	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46(1)	24,765,906
3,882,609	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	3,735,146
35,096,868	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	29,329,807
27,561,841	Countrywide Home Loans Mortgage Pass Through Trust (04-24-A4), 5.5%, due 12/25/34	23,493,164
16,104,186	Countrywide Home Loans Mortgage Pass Through Trust (05-20-A5), 5.5%, due 10/25/35	13,742,425
24,931,508	Countrywide Home Loans Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	22,405,291
1,378,777	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	1,410,285
35,500,000	Countrywide Home Loans Mortgage Pass Through Trust (06-19-1A6), 6%, due 01/25/37 (PAC)	30,995,032
11,558,460	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 4.269%, due 03/25/36(1)	6,856,892
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	25,091,594
14,524,776	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	11,538,770
37,781,000	Countrywide Home Loans Mortgage Pass Through Trust (07-13-A10), 6%, due 08/25/37	30,073,189
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	22,774,782
68,119,312	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37	46,676,667
42,809,135	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.731%, due 07/25/37(1)	28,021,456
972,450	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	991,443
21,832,433	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35(1)	15,365,784
7,043,276	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.891%, due 09/25/35 (I/F)(1)	6,991,606
15,791,795	Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35	9,444,229
24,297,135	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.731%, due 07/25/36 (TAC)(1)	12,877,895
22,875,044	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	18,806,054
35,751,000	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36	27,961,558
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37(1)	16,134,541
15,000,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	11,376,190
30,470,730	Credit Suisse Mortgage Capital Certificates (07-2-1A13), 5.75%, due 03/25/37 (PAC)	26,443,770
16,718,961	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	15,007,004
22,077,090	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36(1)	13,981,454
18,940,822	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	16,337,876
1,166,256	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,272,845
29,663	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	31,154
1,052,648	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,135,544
492,378	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	537,564

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$1,951,681	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	$2,090,381
16,522,777	Federal Home Loan Mortgage Corp. (2638-XA), 4%, due 07/15/33 (TAC)	16,353,767
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	8,341,124
10,871,283	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	7,669,185
4,175,329	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	4,269,060
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 13.548%, due 07/15/33 (I/F) (TAC)(1)	428,718
33,826,508	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	35,204,299
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	9,881,919
7,863,835	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33(1)	8,195,925
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 7.615%, due 09/15/33 (I/F)(1)	2,934,561
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	7,261,081
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,399,741
2,794,843	Federal Home Loan Mortgage Corp. (2702-CS), 8.65%, due 11/15/33 (I/F)(1)	2,515,591
9,685,049	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	10,274,213
24,490,550	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)	24,532,171
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	23,642,546
6,888,842	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	7,074,960
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	15,699,496
2,503,044	Federal Home Loan Mortgage Corp. (2801-PS), 3.242%, due 05/15/34 (I/F)(1)	2,029,551
8,918,637	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	9,200,614
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,536,700
3,143,546	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	2,773,521
12,887,060	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	13,561,249
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32	24,221,967
4,954,108	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	5,237,246
10,360,195	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	10,443,023
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,386,541
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	10,993,724
6,447,695	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	5,991,594
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 11.743%, due 10/15/35 (I/F)(1)	4,973,275
8,958,429	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	8,252,079
8,674,906	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	8,970,771
27,165,641	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	26,752,163
18,339,427	Federal Home Loan Mortgage Corp. (3120-SG), 10.92%, due 02/15/36 (I/F)(1)	17,568,720
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	19,329,075
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,315,941
21,929,530	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	22,201,320
14,776,000	Federal Home Loan Mortgage Corp. (3274-B), 6%, due 02/15/37(1)	15,976,550
20,971,119	Federal Home Loan Mortgage Corp. (3298-A), 6%, due 04/15/36	22,344,897
115,267,886	Federal Home Loan Mortgage Corp. (3315-S), 6.177%, due 05/15/37 (I/O) (I/F)(1)	12,823,610

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$29,970,683	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	$31,831,437
70,716,085	Federal Home Loan Mortgage Corp. (3410-IS), 6.037%, due 02/15/38 (I/O) (I/F)(1)	7,341,892
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	7,736,264
35,538,219	Federal Home Loan Mortgage Corp. (3519-SH), 5.267%, due 07/15/37 (I/O) (I/F)(1)	3,318,687
113,873,895	Federal Home Loan Mortgage Corp. (3531-SC), 6.067%, due 05/15/39 (I/O) (I/F)(1)	12,160,491
32,167,780	Federal Home Loan Mortgage Corp. (3539-PM), 4.5%, due 05/15/37	32,238,147
42,313,793	Federal Home Loan Mortgage Corp. (3541-SA), 6.517%, due 06/15/39 (I/O) (I/F)(1)	3,939,236
11,305,987	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	11,910,936
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	18,786,581
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	36,036,709
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	23,143,000
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	43,625,862
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	24,427,087
12,108,854	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	12,161,138
19,201,430	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	20,399,918
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	35,542,756
1,863,618	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,994,253
25,306,273	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	26,535,219
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	16,025,249
8,086,898	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	8,285,731
5,361,621	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	5,422,463
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	29,137,609
777,054	Federal National Mortgage Association (04-19-SP), 11.923%, due 06/25/33 (I/F)(1)	757,744
3,140,144	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,132,622
3,598,502	Federal National Mortgage Association (04-52-SW), 6.869%, due 07/25/34 (I/O) (I/F)(1)	464,674
4,709,484	Federal National Mortgage Association (04-58-SU), 9.657%, due 04/25/34 (I/F)(1)	4,549,884
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,044,530
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,311,786
11,860,052	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	11,839,706
1,980,091	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	1,978,568
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)(1)	8,859,286
10,990,640	Federal National Mortgage Association (06-107-DS), 15.423%, due 11/25/36 (I/F)(1)	11,000,643
3,563,076	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	3,599,133
7,294,882	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	7,174,664
17,000,261	Federal National Mortgage Association (06-71-ZL), 6%, due 07/25/36	18,520,713
122,897,840	Federal National Mortgage Association (07-103-AI), 6.269%, due 03/25/37 (I/O) (I/F)(1)	13,165,345
59,274,693	Federal National Mortgage Association (07-20-SI), 6.219%, due 03/25/37 (I/O) (I/F)(1)	6,567,589
49,869,764	Federal National Mortgage Association (07-21-SE), 6.209%, due 03/25/37 (I/O) (I/F)(1)	5,563,072
11,682,154	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	12,254,295

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$9,226,793	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	$9,331,608
18,704,000	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)	20,129,744
72,634,792	Federal National Mortgage Association (07-56-SG), 6.179%, due 06/25/37 (I/O) (I/F)(1)	7,760,969
145,954,272	Federal National Mortgage Association (07-58-SV), 6.519%, due 06/25/37 (I/O) (I/F)(1)	17,666,685
26,150,804	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	27,717,556
13,805,057	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	14,710,128
35,998,544	Federal National Mortgage Association (07-65-S), 6.369%, due 07/25/37 (I/O) (I/F)(1)	4,380,976
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	19,021,817
6,696,067	Federal National Mortgage Association (07-88-FY), 0.691%, due 09/25/37(1)	6,609,165
26,045,549	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	27,231,723
68,688,869	Federal National Mortgage Association (07-W9-AC), 7.119%, due 08/25/37(1)	73,786,874
100,393,752	Federal National Mortgage Association (08-1-AI), 6.019%, due 05/25/37 (I/O) (I/F)(1)	8,863,363
57,119,902	Federal National Mortgage Association (08-13-SB), 6.009%, due 03/25/38 (I/O) (I/F)(1)	5,768,173
68,685,782	Federal National Mortgage Association (08-23-SB), 6.619%, due 04/25/38 (I/O) (I/F)(1)	8,043,634
44,834,819	Federal National Mortgage Association (08-35-SD), 6.219%, due 05/25/38 (I/O) (I/F)(1)	4,507,729
126,922,969	Federal National Mortgage Association (08-66-SG), 5.839%, due 08/25/38 (I/O) (I/F)(1)	12,872,223
72,483,787	Federal National Mortgage Association (08-68-SA), 5.739%, due 08/25/38 (I/O) (I/F)(1)	6,438,858
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,230,101
86,212,255	Federal National Mortgage Association (09-3-SH), 5.219%, due 06/25/37 (I/O) (I/F)(1)	7,708,117
40,837,264	Federal National Mortgage Association (09-47-SV), 6.519%, due 07/25/39 (I/O) (I/F)(1)	4,232,296
88,901,944	Federal National Mortgage Association (09-51-SA), 6.519%, due 07/25/39 (I/O) (I/F)(1)	8,387,676
52,657,004	Federal National Mortgage Association (09-6-SD), 5.319%, due 02/25/39 (I/O) (I/F)(1)	4,355,577
40,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	36,844,284
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	19,073,394
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	24,705,358
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	31,279,612
37,944,684	Federal National Mortgage Association (09-72-JS), 7.019%, due 09/25/39 (I/O) (I/F)(1)	3,906,690
48,366,022	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	43,848,287
34,930,034	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39	31,747,852
492,719	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)(1)	511,892
2,913,329	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	2,561,268
935,629	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,010,374
167,718	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	181,864
35,500,000	Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)	37,691,017
7,058,734	Federal National Mortgage Association Whole Loans (04-W4-A7), 5.5%, due 06/25/34	7,353,216
8,367,223	First Horizon Alternative Mortgage Securities (05-FA9-A5), 5.5%, due 12/25/35	7,833,336

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$1,239,952	Government National Mortgage Association (02-41-SB), 5.767%, due 06/20/32 (I/O) (I/F)(1)	$123,558
2,908,883	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,134,704
1,578,949	Government National Mortgage Association (02-76-SG), 7.367%, due 10/16/29 (I/O) (I/F)(1)	216,221
3,408,497	Government National Mortgage Association (03-42-SH), 6.317%, due 05/20/33 (I/O) (I/F)(1)	351,153
1,409,629	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,057,781
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36(1)	15,084,311
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36(1)	13,155,826
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36(1)	13,599,181
20,940,146	GSR Mortgage Loan Trust (06-1F-3A1), 0.831%, due 02/25/36(1)	13,779,485
18,300,000	GSR Mortgage Loan Trust (06-2F-2A17), 5.75%, due 02/25/36 (PAC)	14,495,999
37,893,679	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	28,258,608
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	33,421,920
3,138,637	Harborview Mortgage Loan Trust (04-10-3A1A), 3.594%, due 01/19/35(1)	2,317,661
18,469,875	Homebanc Mortgage Trust (05-3-A1), 0.471%, due 07/25/35(1)	12,926,663
28,911,712	Household Home Equity Loan Trust (06-2-A1), 0.381%, due 03/20/36(1)	25,416,454
17,483,684	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.494%, due 11/25/35(1)	13,324,057
13,652,029	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 3.311%, due 06/25/35(1)	7,673,521
14,168,699	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.895%, due 08/25/36(1)	8,626,638
25,250,121	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.838%, due 07/25/37(1)	14,809,249
17,904,831	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.559%, due 05/25/37(1)	9,419,803
23,172,770	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.646%, due 05/25/37(1)	13,553,308
31,710,804	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36(1)	22,584,213
15,734,397	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.917%, due 03/25/37(1)	8,940,627
13,231,792	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36(2)	9,653,005
20,239,314	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36(2)	16,554,557
32,520,073	JP Morgan Mortgage Trust (05-S2-2A15), 6%, due 09/25/35	29,262,131
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	20,830,665
7,727,347	Lehman Mortgage Trust (05-1-4A3), 0.581%, due 11/25/35(1)	5,833,123
2,809,945	Lehman Mortgage Trust (05-1-4A4), 19.028%, due 11/25/35 (I/F)(1)	2,586,271
10,382,756	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	10,071,250
9,532,525	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	6,021,814
10,681,452	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21	9,880,343
12,500,000	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	9,435,275
18,197,700	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	15,922,988
5,858,361	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,568,478
16,523,648	Lehman XS Trust (07-14H-A211), 0.491%, due 07/25/47	7,617,028

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$13,349,959	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	$11,724,036
1,966,737	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	1,947,093
18,747,940	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.616%, due 03/25/36(1)	11,713,377
17,120,344	Morgan Stanley Mortgage Loan Trust (05-10-2A1), 5.727%, due 12/25/35(1)	14,715,470
32,769,199	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36(1)	17,243,559
66,113,665	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36(1)	50,148,616
31,617,325	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36(1)	26,053,017
66,317,995	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(2)	62,287,108
17,938,460	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37(2)	13,011,797
36,149,700	Residential Accredit Loans, Inc. (05-QS11-A1), 5.5%, due 07/25/35	29,161,873
14,493,911	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	9,839,545
7,554,657	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,621,725
13,909,000	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36	8,257,565
29,889,850	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36	17,975,684
12,702,405	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37	8,324,894
20,000,000	Residential Asset Securitization Trust (05-A15-1A2), 5.75%, due 02/25/36 (PAC)	14,352,286
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	22,163,964
11,853,289	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36	10,069,739
17,487,000	Residential Funding Mortgage Securities I (06-S4-A5), 6%, due 04/25/36 (PAC)	14,033,646
11,500,000	Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)	8,954,261
7,788,881	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	6,525,568
30,000,000	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37	24,157,623
20,000,000	Residential Funding Mortgage Securities I (07-S3-1A6), 5.5%, due 03/25/37	15,709,154
24,082,609	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.075%, due 01/25/36(1)	18,099,504
12,057,536	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 5.997%, due 04/25/36(1)	8,599,399
1,873,663	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,910,258
23,971,711	WaMu Mortgage Pass Through Certificates (07-HY5-2A3), 5.651%, due 06/25/37(1)	17,231,384
6,330,096	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	5,080,674
8,435,452	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.831%, due 07/25/36(1)	4,300,680
6,387,291	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.831%, due 07/25/36(1)	3,058,861
54,105,589	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	39,449,023
13,524,635	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	9,460,904
106,663	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	109,292
38,000,000	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	29,703,004

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$104,486,944	Wells Fargo Alternative Loan Trust (07-PA3-3A1), 6.25%, due 07/25/37	$75,923,766
8,061,791	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36(1)	7,120,467
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	17,305,156
23,438,738	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	19,998,988
11,723,144	Wells Fargo Mortgage Backed Securities Trust (07-10-1A9), 6%, due 07/25/37(1)	9,516,968
8,282,240	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	7,155,254
14,322,452	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37(1)	12,173,226
20,000,000	Wells Fargo Mortgage Backed Securities Trust (07-2-1A9), 6%, due 03/25/37 (PAC)	15,917,208
28,000,000	Wells Fargo Mortgage Backed Securities Trust (07-8-2A10), 6%, due 07/25/37 (PAC)	22,649,970
22,880,000	Wells Fargo Mortgage Backed Securities Trust (07-9-1A8), 5.5%, due 07/25/37	20,604,616

	Total Collateralized Mortgage Obligations (Cost: $3,530,649,507)	3,777,727,997

	U.S. Government Agency Obligations (18.8%)
1,766,204	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.718%, due 11/01/34(1)	1,844,006
17,623	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15(1)	18,300
123,898	Federal Home Loan Mortgage Corp., Pool #755363, 3.226%, due 09/01/30(1)	127,666
135,159	Federal Home Loan Mortgage Corp., Pool #789924, 2.86%, due 11/01/32(1)	139,268
7,066	Federal Home Loan Mortgage Corp., Pool #846317, 3.006%, due 08/01/26(1)	7,253
68,731	Federal Home Loan Mortgage Corp., Pool #846510, 3.12%, due 04/01/25(1)	70,234
127,005	Federal Home Loan Mortgage Corp., Pool #846732, 3.064%, due 01/01/30(1)	129,974
31,513,565	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	32,794,315
97,959	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	104,345
84,723	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	90,246
237,370	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	252,843
169,759	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	180,826
486,290	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	524,039
97,617,029	Federal Home Loan Mortgage Corp., Pool #C91257, 4.5%, due 07/01/29	100,209,888
2,352,414	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,450,960
3,749,348	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	3,946,512
10,160,960	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	10,880,483
11,771,802	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	12,390,837
12,733,716	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	13,719,000
83,032	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	90,065
26,096,054	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	28,100,557
26,792,003	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	28,849,963
37,343,122	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	39,191,639
22,523,752	Federal Home Loan Mortgage Corp., Pool #H09166, 5%, due 05/01/38	23,220,945
4,323,225	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,566,450
18,012,153	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	18,942,030
26,482,902	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	27,398,218

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$54,551	Federal National Mortgage Association, Pool #124410, 2.837%, due 07/01/22(1)	$55,770
209,914	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	219,625
595,829	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	641,187
1,636,646	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,742,414
43,529,738	Federal National Mortgage Association, Pool #257014, 6%, due 12/01/37	46,310,200
14,910,606	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	15,700,868
43,394,063	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	45,489,724
2,512	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	2,549
27,210,381	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	29,047,354
52,038	Federal National Mortgage Association, Pool #348025, 3.045%, due 06/01/26(1)	53,265
6,030,001	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	6,226,716
255,392	Federal National Mortgage Association, Pool #655819, 2.877%, due 08/01/32(1)	264,673
92,116	Federal National Mortgage Association, Pool #661856, 3.195%, due 10/01/32(1)	92,241
1,991,465	Federal National Mortgage Association, Pool #671133, 5.196%, due 02/01/33(1)	2,088,131
316,469	Federal National Mortgage Association, Pool #672272, 2.856%, due 12/01/32(1)	323,665
787,409	Federal National Mortgage Association, Pool #676766, 2.827%, due 01/01/33(1)	804,807
711,760	Federal National Mortgage Association, Pool #687847, 3.294%, due 02/01/33(1)	734,133
1,934,611	Federal National Mortgage Association, Pool #692104, 5.041%, due 02/01/33(1)	2,037,446
1,486,978	Federal National Mortgage Association, Pool #699866, 4.317%, due 04/01/33(1)	1,516,273
874,562	Federal National Mortgage Association, Pool #704454, 4.244%, due 05/01/33(1)	896,142
1,123,804	Federal National Mortgage Association, Pool #708820, 4.644%, due 06/01/33(1)	1,172,813
2,981,740	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,096,222
1,139,018	Federal National Mortgage Association, Pool #728824, 3.938%, due 07/01/33(1)	1,179,627
3,684,593	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	3,908,912
197,207	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	209,970
1,249,737	Federal National Mortgage Association, Pool #821915, 2.927%, due 06/01/35(1)	1,287,070
12,125,574	Federal National Mortgage Association, Pool #838765, 5.234%, due 10/01/35(1)	12,760,348
11,865,130	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	13,040,519
18,133,952	Federal National Mortgage Association, Pool #922497, 6%, due 04/01/37	19,292,258
40,492,958	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	41,841,880
38,616,538	Federal National Mortgage Association, Pool #957876, 4.879%, due 05/01/18(1)	39,597,881
35,009,791	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	36,471,818
15,300,060	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	16,177,057
30,880,822	Federal National Mortgage Association, Pool #995195, 5%, due 04/01/38	31,909,540
36,218,380	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	39,003,839
47,089,920	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	50,326,081
27,389,607	Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49	29,370,336
69,144,229	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	74,317,082
45,992,849	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	49,383,385
24,608,985	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	25,867,120

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$24,229,701	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	$24,873,317
30,807,888	Federal National Mortgage Association, Pool #AD0222, 5%, due 06/01/39	31,834,176
54,030,882	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	55,466,111
101,693	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	110,076
111,713	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,922
1,013,151	Government National Mortgage Association II, Pool #80963, 3.625%, due 07/20/34(1)	1,027,663

	Total U.S. Government Agency Obligations (Cost: $1,078,779,787)	1,108,134,068

	U.S. Treasury Bonds (1.8% of Net Assets)
75,000,000	U.S. Treasury Bond, 8%, due 11/15/21	104,015,629

	Total U.S. Treasury Bonds (Cost: $102,808,594)	104,015,629

	U.S. Treasury Notes (4.7%)
150,000,000	U.S. Treasury Note, 3.375%, due 11/15/19	147,093,746
125,000,000	U.S. Treasury Note, 3.75%, due 11/15/18	127,597,651

	Total U.S. Treasury Notes (Cost: $271,544,031)	274,691,397

	Total Fixed Income Securities (Cost: $4,983,781,919) (89.6%)	5,264,569,091

Number of Shares	Money Market Investments (0.8%)
50,000,000	Fidelity Institutional Money Market Fund, 0.14%	50,000,000

	Total Money Market Investments (Cost: $50,000,000)	50,000,000

Principal Amount	Short-Term Investments
$500,334,453	Federal Home Loan Bank Discount Note, 0.03%, due 02/01/10	499,999,167
29,091,887	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/10 (collateralized by $29,690,000, U.S. Treasury Bills, 0.12% and 0.13%, due 07/01/10 through 07/15/10 valued at $29,674,830) (Total Amount to be Received Upon Repurchase $29,091,911)	29,091,887

	Total Short-Term Investments (Cost: $529,091,054) (9.0%)	529,091,054

	Total Investments (Cost: $5,562,872,973) (99.4%)	5,843,660,145
	Excess of Other Assets over Liabilities (0.6%)	34,566,780

	Net Assets (100.0%)	$5,878,226,925

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.

See accompanying notes to Schedule of Investments.

PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2010.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of these securities amounted to $115,723,866 or 2.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2010

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	37.8%
U.S. Government Agency Obligations	45.3
U.S. Government Obligations	6.5
Short-Term Investments	9.8

Total	99.4%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	January 31, 2010

Note 1 – Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 21 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price furnished by independent pricing services or by dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The TCW Money Market Fund, the TCW Emerging Markets Income Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund (except for the U.S. treasury bond and note investments which are at Level 1) had all investments at Level 2, with the corresponding industries as represented in the Schedules of Investments.

The following is a summary of the inputs used as of January 31, 2010 in valuing the TCW Cored Fixed Income Fund and the TCW High Yield Bond Fund investments:

TCW Core Fixed Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$40,566,174	$—	$40,566,174
Collateralized Mortgage Obligations	—	99,020,354	—	99,020,354
Foreign Government Bonds & Notes	—	2,084,000	—	2,084,000
U.S. Government Agency Obligations	—	21,839,772	—	21,839,772
U.S. Treasury Bonds	12,092,250	—	—	12,092,250
U.S. Treasury Notes	38,891,984	—	—	38,891,984

Total Fixed Income Securities	50,984,234	163,510,300	—	214,494,534

Equity Securities*	27,850	9,235	5	37,090

Short-Term Investments	—	8,120	—	8,120

Total	$51,012,084	$163,527,655	$5	$214,539,744

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$140,899,505	$—	$140,899,505

Equity Securities*	840,067	93,089	91	933,247

Total	$840,067	$140,992,594	$91	$141,832,752

*	See Schedule of Investments for corresponding industries.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or out of Level 3	Balance as of January 31, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2010
TCW Core Fixed Income Fund
Corporate Bonds	$1,052	$0	$0	$0	$(1,052)	$0	$0
Equity Securities	10	0	0	0	(5)	5	0

Total	$1,062	$0	$0	$0	$(1,057)	$5	$0

TCW High Yield Bond Fund
Corporate Bonds	$17,893	$0	$0	$0	$(17,893)	$0	$0
Equity Securities	170	0	0	0	(79)	91	0

Total	$18,063	$0	$0	$0	$(17,972)	$91	$0

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2010.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at January 31, 2010.

Note 3 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2010, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$14,640	$(3,311)	$11,329	$203,211
TCW Emerging Markets Income Fund	5,801	(326)	5,475	137,961
TCW High Yield Bond Fund	9,994	(2,297)	7,697	134,136
TCW Short Term Bond Fund	536	(8,169)	(7,633)	61,787
TCW Total Return Bond Fund	404,571	(123,784)	280,787	5,562,873

The Funds did not have any unrecognized tax benefits at January 31, 2010, nor were there any increases or decreases in unrecognized tax benefits for the three months ended January 31, 2010. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2010.

Note 5 – New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Note 6 – Subsequent Events

The Advisor has evaluated the possibility of subsequent events existing in this report through March 19, 2010. The Advisor has determined that there are no material events that would require recognition or disclosure in this report through this date.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date March 19, 2010

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date March 19, 2010